UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

ITEM 1.                                                     SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.2%)
Abercrombie & Fitch Co. Cl A	6,857	402,506
Amazon.com, Inc.*	27,593	4,970,327
Apollo Group, Inc.*	9,655	402,710
AutoNation, Inc.*	5,049	178,583
AutoZone, Inc.*	2,098	573,929
Bed Bath & Beyond, Inc.*	19,944	962,697
Best Buy Co., Inc.	25,143	722,107
Big Lots, Inc.*	5,912	256,758
Cablevision Systems Corp. Cl A	18,252	631,702
CarMax, Inc.*	17,546	563,227
Carnival Corp.	33,291	1,277,043
CBS Corp. Cl B	52,443	1,313,173
Coach, Inc.	23,633	1,229,861
Comcast Corp. Cl A	216,633	5,355,168
D.R. Horton, Inc.	22,039	256,754
Darden Restaurants, Inc.	10,746	527,951
DeVry, Inc.	4,702	258,939
DIRECTV Cl A*	62,128	2,907,590
Discovery Communications, Inc. Cl A*	21,779	868,982
Disney (Walt) Co.	146,164	6,298,207
Expedia, Inc.	15,605	353,609
Family Dollar Stores, Inc.	9,896	507,863
Ford Motor Co.*	291,923	4,352,572
Fortune Brands, Inc.	11,944	739,214
GameStop Corp. Cl A*	11,881	267,560
Gannett Co., Inc.	18,476	281,389
Gap, Inc.	33,993	770,281
Genuine Parts Co.	12,228	655,910
Goodyear Tire & Rubber Co.*	18,644	279,287
H&R Block, Inc.	23,771	397,927
Harley-Davidson, Inc.	18,292	777,227
Harman Int’l. Industries, Inc.	5,376	251,704
Hasbro, Inc.	10,641	498,424
Home Depot, Inc.	126,828	4,700,246
International Game Technology	23,001	373,306
Interpublic Group of Cos., Inc.	38,208	480,275
Johnson Controls, Inc.	52,682	2,189,991
Kohl’s Corp.	23,073	1,223,792
Leggett & Platt, Inc.	11,356	278,222
Lennar Corp. Cl A	12,324	223,311
Limited Brands, Inc.	20,618	677,920
Lowe’s Cos., Inc.	106,953	2,826,768
Macy’s, Inc	33,330	808,586
Marriott International, Inc. Cl A	22,285	792,900
Mattel, Inc.	27,380	682,583
McDonald’s Corp.	82,002	6,239,532
McGraw-Hill Cos., Inc.	23,627	930,904
Netflix, Inc.*	3,511	833,266
Newell Rubbermaid, Inc.	22,616	432,644
News Corp. Cl A	177,923	3,124,328
NIKE, Inc. Cl B	33,059	2,502,566
Nordstrom, Inc.	13,259	595,064
O’Reilly Automotive, Inc.*	11,075	636,370
Omnicom Group, Inc.	22,259	1,092,027
Penney (J.C.) Co., Inc.	18,420	661,462

Polo Ralph Lauren Corp.	5,303	655,716
Priceline.com, Inc.*	3,867	1,958,403
Pulte Homes, Inc.*	25,748	190,535
RadioShack Corp.	8,248	123,802
Ross Stores, Inc.	9,391	667,888
Scripps Networks Interactive, Inc. Cl A	7,153	358,294
Sears Hldgs. Corp.*	3,416	282,332
Stanley Black & Decker, Inc.	12,901	988,217
Staples, Inc.	55,694	1,081,577
Starbucks Corp.	58,409	2,158,213
Starwood Hotels & Resorts	14,726	855,875
Target Corp.	55,965	2,798,810
Tiffany & Co.	9,873	606,597
Time Warner Cable, Inc.	26,551	1,894,148
Time Warner, Inc.	86,080	3,073,056
TJX Cos., Inc.	31,067	1,544,962
Urban Outfitters, Inc.*	10,046	299,672
V.F. Corp.	6,900	679,857
Viacom, Inc. Cl B	46,367	2,156,993
Washington Post Co. Cl B	411	179,837
Whirlpool Corp.	5,920	505,331
Wyndham Worldwide Corp.	13,337	424,250
Wynn Resorts Ltd.	5,970	759,683
Yum! Brands, Inc.	36,638	1,882,460
		98,523,752
CONSUMER STAPLES (9.9%)
Altria Group, Inc.	161,882	4,213,788
Archer-Daniels-Midland Co.	49,529	1,783,539
Avon Products, Inc.	33,260	899,350
Brown-Forman Corp. Cl B	8,087	552,342
Campbell Soup Co.	14,257	472,049
Clorox Co.	10,656	746,666
Coca-Cola Co.	178,502	11,843,608
Coca-Cola Refreshments USA,	25,653	700,327
Colgate-Palmolive Co.	38,691	3,124,685
ConAgra Foods, Inc.	33,844	803,795
Constellation Brands, Inc. Cl A*	13,780	279,458
Costco Wholesale Corp.	34,115	2,501,312
CVS Caremark Corp.	104,688	3,592,892
Dean Foods Co.*	14,065	140,650
Dr. Pepper Snapple Group, Inc.	17,296	642,719
Estee Lauder Cos., Inc. Cl A	8,868	854,520
General Mills, Inc.	49,361	1,804,145
Heinz (H.J.) Co.	25,043	1,222,599
Hershey Co.	11,947	649,319
Hormel Foods Corp.	10,687	297,526
J.M. Smucker Co.	9,222	658,359
Kellogg Co.	19,544	1,054,985
Kimberly-Clark Corp.	31,451	2,052,807
Kraft Foods, Inc. Cl A	136,387	4,277,096
Kroger Co.	50,131	1,201,640
Lorillard, Inc.	10,401	988,199
McCormick & Co., Inc.	10,251	490,305
Mead Johnson Nutrition Co.	15,980	925,721
Molson Coors Brewing Co. Cl B	12,454	583,968
PepsiCo, Inc.	124,383	8,011,509
Philip Morris Int’l., Inc.	141,104	9,260,656
Proctor & Gamble Co.	219,117	13,497,607
Reynolds American, Inc.	25,832	917,811
Safeway, Inc.	28,879	679,812

Sara Lee Corp.	47,803	844,679
SUPERVALU, Inc.	16,437	146,782
Sysco Corp.	45,630	1,263,951
Tyson Foods, Inc. Cl A	22,743	436,438
Wal-Mart Stores, Inc.	152,926	7,959,798
Walgreen Co.	72,301	2,902,162
Whole Foods Market, Inc.	11,682	769,844
		96,049,418
ENERGY (12.8%)
Anadarko Petroleum Corp.	38,853	3,182,838
Apache Corp.	29,739	3,893,430
Baker Hughes, Inc.	34,431	2,528,268
Cabot Oil & Gas Corp.	8,117	429,957
Cameron International Corp.*	19,170	1,094,607
Chesapeake Energy Corp.	52,303	1,753,197
Chevron Corp.	156,150	16,775,195
ConocoPhillips	112,048	8,948,153
Consol Energy, Inc.	17,890	959,441
Denbury Resources, Inc.*	31,235	762,134
Devon Energy Corp.	33,012	3,029,511
Diamond Offshore Drilling, Inc	5,353	415,928
El Paso Corp.	54,848	987,264
EOG Resources, Inc.	19,875	2,355,386
EQT Corp.	11,519	574,798
Exxon Mobil Corp.	386,291	32,498,664
FMC Technologies, Inc.*	9,485	896,143
Halliburton Co.	71,509	3,564,009
Helmerich & Payne, Inc.	8,489	583,109
Hess Corp.	23,554	2,007,036
Marathon Oil Corp.	54,972	2,930,557
Massey Energy Co.	8,174	558,775
Murphy Oil Corp.	15,231	1,118,260
Nabors Industries Ltd.*	22,539	684,735
National Oilwell Varco, Inc.	33,234	2,634,459
Newfield Exploration Co.*	10,320	784,423
Noble Corp.	19,765	901,679
Noble Energy, Inc.	13,727	1,326,715
Occidental Petroleum Corp.	62,951	6,577,750
Peabody Energy Corp.	20,836	1,499,359
Pioneer Natural Resources Co.	9,164	933,995
QEP Resources, Inc.	13,812	559,938
Range Resources Corp.	12,844	750,860
Rowan Cos., Inc.*	9,978	440,828
Schlumberger Ltd.	107,942	10,066,671
Southwestern Energy Co.*	27,105	1,164,702
Spectra Energy Corp.	50,575	1,374,629
Sunoco, Inc.	9,478	432,102
Tesoro Corp.*	11,301	303,206
Valero Energy Corp.	44,650	1,331,463
Williams Cos., Inc.	45,416	1,416,071
		125,030,245
FINANCIALS (15.1%)
ACE Ltd.	26,230	1,697,081
Aflac, Inc.	36,564	1,929,848
Allstate Corp.	41,316	1,313,022
American Express Co.	80,185	3,624,362
American Int’l. Group, Inc.*	11,070	389,000
Ameriprise Financial, Inc.	18,966	1,158,443
Aon Corp.	25,897	1,371,505
Apartment Investment & Management Co. Cl A	9,155	233,178

Assurant, Inc.	7,680	295,757
AvalonBay Communities, Inc.	6,711	805,857
Bank of America Corp.	783,603	10,445,428
Bank of New York Mellon Corp.	96,642	2,886,697
BB&T Corp.	53,302	1,463,140
Berkshire Hathaway, Inc. Cl B*	134,071	11,212,358
Boston Properties, Inc.	11,122	1,054,922
Capital One Financial Corp.	35,311	1,834,760
CB Richard Ellis Group, Inc. Cl A*	22,318	595,891
Charles Schwab Corp.	77,865	1,403,906
Chubb Corp.	23,067	1,414,238
Cincinnati Financial Corp.	12,622	414,002
Citigroup, Inc.*	2,241,678	9,908,217
CME Group, Inc.	5,266	1,587,962
Comerica, Inc.	13,607	499,649
Discover Financial Svcs.	41,838	1,009,133
E*Trade Financial Corp.*	17,039	266,320
Equity Residential	22,810	1,286,712
Federated Investors, Inc. Cl B	7,157	191,450
Fifth Third Bancorp	70,042	972,183
First Horizon National Corp.	19,990	224,088
Franklin Resources, Inc.	11,228	1,404,398
Genworth Financial, Inc. Cl A*	37,399	503,391
Goldman Sachs Group, Inc.	39,809	6,308,532
Hartford Financial Svcs. Group, Inc.	34,093	918,124
HCP, Inc.	28,603	1,085,198
Health Care REIT, Inc.	13,678	717,274
Host Hotels & Resorts, Inc.	52,172	918,749
Hudson City Bancorp, Inc.	40,359	390,675
Huntington Bancshares, Inc.	65,816	437,018
IntercontinentalExchange, Inc.*	5,785	714,679
Invesco Ltd.	35,873	916,914
Janus Capital Group, Inc.	14,336	178,770
JPMorgan Chase & Co.	303,049	13,970,559
KeyCorp	66,807	593,246
Kimco Realty Corp.	31,506	577,820
Legg Mason, Inc.	11,816	426,439
Leucadia National Corp.	15,157	568,994
Lincoln National Corp.	24,174	726,187
Loews Corp.	24,371	1,050,146
M&T Bank Corp.	9,436	834,803
Marsh & McLennan Cos., Inc.	42,563	1,268,803
Marshall & Ilsley Corp.	41,488	331,489
MetLife, Inc.	80,367	3,594,816
Moody’s Corp.	15,247	517,026
Morgan Stanley	119,769	3,272,089
Nasdaq OMX Group, Inc.*	11,520	297,677
Northern Trust Corp.	18,814	954,811
NYSE Euronext	20,643	726,014
People’s United Financial, Inc.	28,152	354,152
Plum Creek Timber Co., Inc.	12,463	543,511
PNC Financial Svcs. Grp., Inc.	40,431	2,546,749
Principal Financial Grp., Inc.	24,654	791,640
Progressive Corp.	51,026	1,078,179
ProLogis	43,754	699,189
Prudential Financial, Inc.	37,070	2,282,771
Public Storage	10,898	1,208,697
Regions Financial Corp.	99,101	719,473
Simon Property Group, Inc.	23,081	2,473,360
SLM Corp.*	40,504	619,711

State Street Corp.	38,304	1,721,382
SunTrust Banks, Inc.	37,583	1,083,894
T. Rowe Price Group, Inc.	20,133	1,337,234
Torchmark Corp.	6,051	402,270
Travelers Cos., Inc.	33,722	2,005,785
U.S. Bancorp	147,258	3,892,029
Unum Group	23,893	627,191
Ventas, Inc.	12,708	690,044
Vornado Realty Trust	12,778	1,118,075
Wells Fargo & Co.	404,823	12,832,889
Weyerhaeuser Co.	41,650	1,024,590
XL Capital Ltd. Cl A	24,273	597,116
Zions Bancorporation	13,939	321,433
		146,665,114
HEALTH CARE (10.7%)
Abbott Laboratories	119,780	5,875,209
Aetna, Inc.	29,721	1,112,457
Agilent Technologies, Inc.*	26,520	1,187,566
Allergan, Inc.	23,950	1,700,929
AmerisourceBergen Corp.	21,070	833,529
Amgen, Inc.*	73,179	3,911,418
Bard (C.R.), Inc.	6,634	658,823
Baxter International, Inc.	44,896	2,414,058
Becton, Dickinson & Co.	17,269	1,374,958
Biogen Idec, Inc.*	18,705	1,372,760
Boston Scientific Corp.*	118,544	852,331
Bristol-Myers Squibb Co.	132,110	3,491,667
Cardinal Health, Inc.	27,111	1,115,075
CareFusion Corp.*	17,513	493,867
Celgene Corp.*	36,582	2,104,562
Cephalon, Inc.*	5,807	440,054
Cerner Corp.*	5,600	622,720
CIGNA Corp.	21,133	935,769
Coventry Health Care, Inc.*	11,666	372,029
Covidien PLC	38,812	2,015,895
DaVita, Inc.*	7,541	644,831
Dentsply International, Inc.	11,075	409,664
Edwards Lifesciences Corp.*	9,082	790,134
Express Scripts, Inc.*	41,595	2,313,098
Forest Laboratories, Inc.*	22,347	721,808
Genzyme Corp.*	20,483	1,559,780
Gilead Sciences, Inc.*	61,982	2,630,516
Hospira, Inc.*	13,198	728,530
Humana, Inc.*	12,889	901,457
Intuitive Surgical, Inc.*	3,061	1,020,721
Johnson & Johnson	213,680	12,660,540
Laboratory Corp. of America Hldgs.*	7,850	723,221
Life Technologies Corp.*	13,922	729,791
Lilly (Eli) & Co.	79,160	2,784,057
McKesson Corp.	19,631	1,551,831
Medco Health Solutions, Inc.*	32,304	1,814,193
Medtronic, Inc.	82,861	3,260,580
Merck & Co., Inc.	238,567	7,875,097
Mylan, Inc.*	33,886	768,196
Patterson Cos., Inc.	7,505	241,586
PerkinElmer, Inc.	8,903	233,882
Pfizer, Inc.	617,222	12,535,779
Quest Diagnostics, Inc.	12,370	713,996
St. Jude Medical, Inc.	25,073	1,285,242
Stryker Corp.	25,973	1,579,158

Tenet Healthcare Corp.*	38,189	284,508
Thermo Fisher Scientific, Inc.*	30,528	1,695,830
UnitedHealth Group, Inc.	85,083	3,845,752
Varian Medical Systems, Inc.*	9,357	632,907
Waters Corp.*	7,003	608,561
Watson Pharmaceuticals, Inc.*	9,845	551,418
WellPoint, Inc.	29,048	2,027,260
Zimmer Hldgs., Inc.*	14,909	902,442
		103,912,042
INDUSTRIALS (10.8%)
3M Co.	55,442	5,183,827
Avery Dennison Corp.	8,174	342,981
Boeing Co.	56,981	4,212,605
Caterpillar, Inc.	48,997	5,455,816
Cintas Corp.	9,749	295,102
CSX Corp.	28,740	2,258,964
Cummins, Inc.	15,361	1,683,873
Danaher Corp.	41,738	2,166,202
Deere & Co.	32,554	3,154,157
Donnelley (R.R.) & Sons Co.	16,147	305,501
Dover Corp.	14,499	953,164
Dun & Bradstreet Corp.	3,872	310,689
Eaton Corp.	26,428	1,465,168
Emerson Electric Co.	58,951	3,444,507
Equifax, Inc.	9,513	369,580
Expeditors Int’l. of Wash.	16,375	821,043
Fastenal Co.	11,436	741,396
FedEx Corp.	24,461	2,288,327
Flowserve Corp.	4,300	553,840
Fluor Corp.	13,667	1,006,711
General Dynamics Corp.	29,054	2,224,374
General Electric Co.	821,000	16,461,050
Goodrich Corp.	9,600	821,088
Grainger (W.W.), Inc.	4,535	624,379
Honeywell International, Inc.	60,397	3,606,305
Huntington Ingalls Industries, Inc.*	3,816	158,370
Illinois Tool Works, Inc.	38,805	2,084,605
Ingersoll-Rand PLC	25,507	1,232,243
Iron Mountain, Inc.	15,627	488,031
ITT Corp.	14,293	858,295
Jacobs Engineering Group, Inc.*	9,692	498,460
Joy Global, Inc.	8,025	792,950
L-3 Communications Hldgs., Inc.	8,798	688,971
Lockheed Martin Corp.	22,434	1,803,694
Masco Corp.	27,380	381,130
Norfolk Southern Corp.	27,642	1,914,761
Northrop Grumman Corp.	22,897	1,435,871
Paccar, Inc.	28,312	1,482,133
Pall Corp.	8,894	512,383
Parker Hannifin Corp.	12,515	1,184,920
Pitney Bowes, Inc.	15,565	399,865
Precision Castparts Corp.	11,115	1,635,906
Quanta Services, Inc.*	16,772	376,196
Raytheon Co.	28,420	1,445,725
Republic Services, Inc.	23,854	716,574
Robert Half Int’l., Inc.	11,395	348,687
Robinson (C.H.) Worldwide, Inc.	12,864	953,608
Rockwell Automation, Inc.	10,930	1,034,525
Rockwell Collins, Inc.	12,014	778,868
Roper Industries, Inc.	7,350	635,481

Ryder System, Inc.	3,974	201,084
Snap-On, Inc.	4,478	268,949
Southwest Airlines Co.	57,182	722,209
Stericycle, Inc.*	6,684	592,670
Textron, Inc.	21,410	586,420
Tyco International Ltd.	37,109	1,661,370
Union Pacific Corp.	38,112	3,747,553
United Parcel Service, Inc. Cl B	77,149	5,733,714
United Technologies Corp.	71,402	6,044,179
Waste Management, Inc.	37,076	1,384,418
		105,535,467
INFORMATION TECHNOLOGY (17.5%)
Adobe Systems, Inc.*	39,260	1,301,862
Advanced Micro Devices, Inc.*	44,046	378,796
Akamai Technologies, Inc.*	14,869	565,022
Altera Corp.	25,280	1,112,826
Amphenol Corp. Cl A	13,642	741,988
Analog Devices, Inc.	23,316	918,184
Apple, Inc.*	72,602	25,298,167
Applied Materials, Inc.	103,046	1,609,579
Autodesk, Inc.*	17,523	772,940
Automatic Data Processing, Inc.	38,397	1,970,150
BMC Software, Inc.*	13,875	690,143
Broadcom Corp. Cl A	37,172	1,463,833
CA, Inc.	29,918	723,417
Cisco Systems, Inc.	427,661	7,334,386
Citrix Systems, Inc.*	14,765	1,084,637
Cognizant Technology Solutions*	23,990	1,952,786
Computer Sciences Corp.	11,932	581,446
Compuware Corp.*	16,940	195,657
Corning, Inc.	122,281	2,522,657
Dell, Inc.*	128,504	1,864,593
eBay, Inc.*	86,727	2,692,006
Electronic Arts, Inc.*	26,282	513,287
EMC Corp.*	161,345	4,283,710
F5 Networks, Inc.*	6,608	677,783
Fidelity Nat’l. Information Svcs., Inc.	20,527	671,028
First Solar, Inc.*	4,324	695,472
Fiserv, Inc.*	11,369	713,064
FLIR Systems, Inc.	12,412	429,579
Google, Inc.*	19,578	11,476,819
Harris Corp.	9,742	483,203
Hewlett-Packard Co.	170,324	6,978,174
Int’l. Business Machines Corp.	94,757	15,452,024
Intel Corp.	427,910	8,630,945
Intuit, Inc.*	20,592	1,093,435
Jabil Circuit, Inc.	15,373	314,070
JDS Uniphase Corp.*	18,703	389,771
Juniper Networks, Inc.*	42,542	1,790,167
KLA-Tencor Corp.	13,230	626,705
Lexmark International, Inc. Cl A*	6,010	222,610
Linear Technology Corp.	17,640	593,233
LSI Corp.*	47,516	323,109
MasterCard, Inc.	7,606	1,914,582
MEMC Electronic Materials, Inc.*	18,033	233,708
Microchip Technology, Inc.	14,682	558,063
Micron Technology, Inc.*	67,607	774,776
Microsoft Corp.	573,643	14,547,586
Molex, Inc.	10,820	271,798
Monster Worldwide, Inc.*	10,075	160,193

Motorola Mobility Hldgs., Inc.*	21,896	534,262
Motorola Solutions, Inc.*	26,201	1,170,923
National Semiconductor Corp.	18,964	271,944
NetApp, Inc.*	28,045	1,351,208
Novell, Inc.*	27,598	163,656
Novellus Systems, Inc.*	7,082	262,955
Nvidia Corp.*	45,734	844,250
Oracle Corp.	301,313	10,054,815
Paychex, Inc.	25,042	785,317
QUALCOMM, Inc.	129,952	7,125,268
Red Hat, Inc.*	15,155	687,885
SAIC, Inc.*	22,648	383,204
Salesforce.com, inc.*	9,493	1,268,075
SanDisk Corp.*	18,373	846,812
Symantec Corp.*	59,656	1,106,022
Tellabs, Inc.	28,530	149,497
Teradata Corp.*	12,981	658,137
Teradyne, Inc.*	14,533	258,833
Texas Instruments, Inc.	90,938	3,142,817
Total System Services, Inc.	12,652	227,989
VeriSign, Inc.	13,557	490,899
Visa, Inc. Cl A	38,116	2,806,100
Western Digital Corp.*	18,063	673,569
Western Union Co.	49,553	1,029,216
Xerox Corp.	108,066	1,150,903
Xilinx, Inc.	20,266	664,725
Yahoo!, Inc.*	101,080	1,682,982
		170,386,232
MATERIALS (3.6%)
Air Products & Chemicals, Inc.	16,407	1,479,583
Airgas, Inc.	5,834	387,494
AK Steel Hldg. Corp.	8,786	138,643
Alcoa, Inc.	82,350	1,453,478
Allegheny Technologies, Inc.	7,713	522,324
Ball Corp.	13,062	468,273
Bemis Co., Inc.	8,306	272,520
CF Industries Hldgs., Inc.	5,625	769,444
Cliffs Natural Resources, Inc.	10,486	1,030,564
Dow Chemical Co.	90,810	3,428,078
Du Pont (E.I.) de Nemours & Co.	71,014	3,903,640
Eastman Chemical Co.	5,527	548,942
Ecolab, Inc.	18,186	927,850
FMC Corp.	5,544	470,852
Freeport-McMoRan Copper & Gold, Inc.	73,450	4,080,148
Int’l. Flavors & Fragrances, Inc.	6,137	382,335
International Paper Co.	33,641	1,015,285
MeadWestvaco Corp.	12,706	385,373
Monsanto Co.	41,205	2,977,473
Newmont Mining Corp.	38,210	2,085,502
Nucor Corp.	24,608	1,132,460
Owens-Illinois, Inc.*	12,711	383,745
PPG Industries, Inc.	12,469	1,187,173
Praxair, Inc.	23,569	2,394,610
Sealed Air Corp.	12,314	328,291
Sherwin-Williams Co.	6,926	581,715
Sigma-Aldrich Corp.	9,447	601,207
Titanium Metals Corp.*	7,079	131,528
United States Steel Corp.	11,481	619,285
Vulcan Materials Co.	9,968	454,541
		34,542,356

TELECOMMUNICATION SERVICES (3.0%)
American Tower Corp. Cl A*	31,460	1,630,257
AT&T, Inc.	461,745	14,129,397
CenturyLink, Inc.	23,393	971,979
Frontier Communications Corp.	77,015	633,063
MetroPCS Communications, Inc.*	20,217	328,324
Qwest Communications Int’l., Inc.	133,997	915,200
Sprint Nextel Corp.*	233,410	1,083,022
Verizon Communications, Inc.	219,753	8,469,281
Windstream Corp.	39,364	506,615
		28,667,138
UTILITIES (3.1%)
AES Corp.*	53,094	690,222
Ameren Corp.	18,711	525,218
American Electric Power Co., Inc.	37,466	1,316,555
Carolina Power & Light Co.	22,899	1,056,560
CenterPoint Energy, Inc.	30,764	540,216
CMS Energy Corp.	19,612	385,180
Consolidated Edison, Inc.	22,759	1,154,336
Constellation Energy Group, Inc.	15,619	486,219
Dominion Resources, Inc.	45,268	2,023,480
DTE Energy Co.	13,295	650,923
Duke Energy Corp.	103,979	1,887,219
Edison International	25,410	929,752
Entergy Corp.	14,001	941,007
Exelon Corp.	52,177	2,151,779
FirstEnergy Corp.	32,772	1,215,513
Integrys Energy Group, Inc.	6,074	306,798
NextEra Energy, Inc.	33,018	1,819,952
Nicor, Inc.	3,552	190,742
NiSource, Inc.	21,721	416,609
Northeast Utilities	13,757	475,992
NRG Energy, Inc.*	19,257	414,796
Oneok, Inc.	8,283	553,967
Pepco Hldgs., Inc.	17,569	327,662
PG&E Corp.	30,835	1,362,290
Pinnacle West Capital Corp.	8,520	364,571
PPL Corp.	37,681	953,329
Public Svc. Enterprise Group, Inc.	39,759	1,252,806
SCANA Corp.	8,867	349,094
Sempra Energy	18,737	1,002,430
Southern Co.	65,748	2,505,656
TECO Energy, Inc.	16,792	315,018
Wisconsin Energy Corp.	18,194	554,917
Xcel Energy, Inc.	37,745	901,728
		30,022,536
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $765,170,452) 96.7%		939,334,300

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	AAA	0.10	07/28/11	2,000,000	1,999,268
U.S. Treasury Bill (1)	AAA	0.11	05/19/11	1,000,000	999,853
					2,999,121
U.S. GOVERNMENT AGENCIES (0.6%)
FHLB	AAA	0.17	05/27/11	5,810,000	5,809,096

COMMERCIAL PAPER (2.2%)
Colgate-Palmolive Corp.†	A-1+	0.10	04/18/11	2,000,000	1,999,906
Disney (Walt) Co.†	A-1	0.13	05/02/11	2,510,000	2,509,719
NSTAR Electric Co.	A-1	0.10	04/01/11	5,000,000	5,000,000
NSTAR Electric Co.	A-1	0.13	04/07/11	4,000,000	3,999,913
Toyota Motor Credit Corp.	A-1+	0.20	05/16/11	8,000,000	7,998,000
					21,507,538
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $30,315,832) 3.1%					30,315,755

TEMPORARY CASH INVESTMENTS (2) (Cost: $750,000) 0.1%					750,000

TOTAL INVESTMENTS (Cost: $796,236,284) 99.9%					970,400,055

OTHER NET ASSETS 0.1%					545,606

NET ASSETS 100.0%					$970,945,661

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.2%)
Abercrombie & Fitch Co. Cl A	1,018	59,757
Amazon.com, Inc.*	4,099	738,353
Apollo Group, Inc.*	1,435	59,854
AutoNation, Inc.*	750	26,528
AutoZone, Inc.*	312	85,351
Bed Bath & Beyond, Inc.*	2,961	142,927
Best Buy Co., Inc.	3,739	107,384
Big Lots, Inc.*	879	38,175
Cablevision Systems Corp. Cl A	2,709	93,758
CarMax, Inc.*	2,603	83,556
Carnival Corp.	4,951	189,920
CBS Corp. Cl B	7,788	195,012
Coach, Inc.	3,518	183,077
Comcast Corp. Cl A	32,187	795,663
D.R. Horton, Inc.	3,276	38,165
Darden Restaurants, Inc.	1,596	78,411
DeVry, Inc.	699	38,494
DIRECTV Cl A*	9,229	431,917
Discovery Communications, Inc. Cl A*	3,233	128,997
Disney (Walt) Co.	21,703	935,182
Expedia, Inc.	2,320	52,571
Family Dollar Stores, Inc.	1,470	75,440
Ford Motor Co.*	43,236	644,649
Fortune Brands, Inc.	1,774	109,793
GameStop Corp. Cl A*	1,766	39,770
Gannett Co., Inc.	2,746	41,822
Gap, Inc.	5,058	114,614
Genuine Parts Co.	1,816	97,410
Goodyear Tire & Rubber Co.*	2,764	41,405
H&R Block, Inc.	3,529	59,075
Harley-Davidson, Inc.	2,715	115,360
Harman Int’l. Industries, Inc.	799	37,409
Hasbro, Inc.	1,582	74,101
Home Depot, Inc.	18,842	698,285
International Game Technology	3,417	55,458
Interpublic Group of Cos., Inc.	5,675	71,335
Johnson Controls, Inc.	7,832	325,576
Kohl’s Corp.	3,430	181,927
Leggett & Platt, Inc.	1,686	41,307
Lennar Corp. Cl A	1,835	33,250
Limited Brands, Inc.	3,061	100,646
Lowe’s Cos., Inc.	15,903	420,316
Macy’s, Inc	4,948	120,038
Marriott International, Inc. Cl A	3,309	117,734
Mattel, Inc.	4,067	101,390
McDonald’s Corp.	12,189	927,461
McGraw-Hill Cos., Inc.	3,512	138,373
Netflix, Inc.*	522	123,886
Newell Rubbermaid, Inc.	3,359	64,258
News Corp. Cl A	26,425	464,023
NIKE, Inc. Cl B	4,908	371,536
Nordstrom, Inc.	1,969	88,369
O’Reilly Automotive, Inc.*	1,645	94,522
Omnicom Group, Inc.	3,305	162,143
Penney (J.C.) Co., Inc.	2,738	98,322

Polo Ralph Lauren Corp.	788	97,436
Priceline.com, Inc.*	575	291,203
Pulte Homes, Inc.*	3,830	28,342
RadioShack Corp.	1,224	18,372
Ross Stores, Inc.	1,396	99,284
Scripps Networks Interactive, Inc. Cl A	1,061	53,145
Sears Hldgs. Corp.*	507	41,904
Stanley Black & Decker, Inc.	1,917	146,842
Staples, Inc.	8,276	160,720
Starbucks Corp.	8,684	320,874
Starwood Hotels & Resorts	2,192	127,399
Target Corp.	8,314	415,783
Tiffany & Co.	1,469	90,255
Time Warner Cable, Inc.	3,943	281,294
Time Warner, Inc.	12,755	455,354
TJX Cos., Inc.	4,617	229,603
Urban Outfitters, Inc.*	1,489	44,417
V.F. Corp.	1,025	100,993
Viacom, Inc. Cl B	6,887	320,383
Washington Post Co. Cl B	61	26,691
Whirlpool Corp.	881	75,202
Wyndham Worldwide Corp.	1,981	63,016
Wynn Resorts Ltd.	888	112,998
Yum! Brands, Inc.	5,441	279,559
		14,635,124
CONSUMER STAPLES (5.1%)
Altria Group, Inc.	24,042	625,813
Archer-Daniels-Midland Co.	7,367	265,286
Avon Products, Inc.	4,944	133,686
Brown-Forman Corp. Cl B	1,202	82,097
Campbell Soup Co.	2,115	70,028
Clorox Co.	1,582	110,851
Coca-Cola Co.	26,532	1,760,398
Coca-Cola Refreshments USA,	3,806	103,904
Colgate-Palmolive Co.	5,746	464,047
ConAgra Foods, Inc.	5,027	119,391
Constellation Brands, Inc. Cl A*	2,049	41,554
Costco Wholesale Corp.	5,067	371,512
CVS Caremark Corp.	15,672	537,863
Dean Foods Co.*	2,089	20,890
Dr. Pepper Snapple Group, Inc.	2,567	95,390
Estee Lauder Cos., Inc. Cl A	1,317	126,906
General Mills, Inc.	7,333	268,021
Heinz (H.J.) Co.	3,718	181,513
Hershey Co.	1,774	96,417
Hormel Foods Corp.	1,587	44,182
J.M. Smucker Co.	1,369	97,733
Kellogg Co.	2,903	156,704
Kimberly-Clark Corp.	4,674	305,072
Kraft Foods, Inc. Cl A	20,256	635,228
Kroger Co.	7,430	178,097
Lorillard, Inc.	1,552	147,456
McCormick & Co., Inc.	1,522	72,797
Mead Johnson Nutrition Co.	2,377	137,700
Molson Coors Brewing Co. Cl B	1,850	86,747
PepsiCo, Inc.	18,467	1,189,459
Philip Morris Int’l., Inc.	20,967	1,376,064
Proctor & Gamble Co.	32,564	2,005,942
Reynolds American, Inc.	3,839	136,400
Safeway, Inc.	4,291	101,010
Sara Lee Corp.	7,087	125,227

SUPERVALU, Inc.	2,442	21,807
Sysco Corp.	6,772	187,584
Tyson Foods, Inc. Cl A	3,368	64,632
Wal-Mart Stores, Inc.	22,717	1,182,420
Walgreen Co.	10,730	430,702
Whole Foods Market, Inc.	1,733	114,205
		14,272,735
ENERGY (6.6%)
Anadarko Petroleum Corp.	5,770	472,678
Apache Corp.	4,410	577,357
Baker Hughes, Inc.	5,109	375,154
Cabot Oil & Gas Corp.	1,205	63,829
Cameron International Corp.*	2,849	162,678
Chesapeake Energy Corp.	7,766	260,316
Chevron Corp.	23,171	2,489,259
ConocoPhillips	16,652	1,329,829
Consol Energy, Inc.	2,665	142,924
Denbury Resources, Inc.*	4,639	113,192
Devon Energy Corp.	4,889	448,664
Diamond Offshore Drilling, Inc	794	61,694
El Paso Corp.	8,137	146,466
EOG Resources, Inc.	2,959	350,671
EQT Corp.	1,713	85,479
Exxon Mobil Corp.	57,370	4,826,533
FMC Technologies, Inc.*	1,411	133,311
Halliburton Co.	10,637	530,148
Helmerich & Payne, Inc.	1,261	86,618
Hess Corp.	3,498	298,065
Marathon Oil Corp.	8,163	435,170
Massey Energy Co.	1,213	82,921
Murphy Oil Corp.	2,262	166,076
Nabors Industries Ltd.*	3,343	101,560
National Oilwell Varco, Inc.	4,937	391,356
Newfield Exploration Co.*	1,534	116,599
Noble Corp.	2,930	133,667
Noble Energy, Inc.	2,035	196,683
Occidental Petroleum Corp.	9,367	978,758
Peabody Energy Corp.	3,089	222,284
Pioneer Natural Resources Co.	1,360	138,611
QEP Resources, Inc.	2,051	83,148
Range Resources Corp.	1,909	111,600
Rowan Cos., Inc.*	1,483	65,519
Schlumberger Ltd.	16,013	1,493,372
Southwestern Energy Co.*	4,026	172,997
Spectra Energy Corp.	7,509	204,095
Sunoco, Inc.	1,408	64,191
Tesoro Corp.*	1,677	44,994
Valero Energy Corp.	6,634	197,826
Williams Cos., Inc.	6,743	210,247
		18,566,539
FINANCIALS (7.7%)
ACE Ltd.	3,901	252,395
Aflac, Inc.	5,432	286,701
Allstate Corp.	6,136	195,002
American Express Co.	11,936	539,507
American Int’l. Group, Inc.*	1,645	57,805
Ameriprise Financial, Inc.	2,819	172,185
Aon Corp.	3,846	203,684
Apartment Investment & Management Co. Cl A	1,362	34,690
Assurant, Inc.	1,142	43,978
AvalonBay Communities, Inc.	998	119,840

Bank of America Corp.	116,624	1,554,598
Bank of New York Mellon Corp.	14,363	429,023
BB&T Corp.	7,928	217,624
Berkshire Hathaway, Inc. Cl B*	19,957	1,669,004
Boston Properties, Inc.	1,652	156,692
Capital One Financial Corp.	5,222	271,335
CB Richard Ellis Group, Inc. Cl A*	3,314	88,484
Charles Schwab Corp.	11,578	208,751
Chubb Corp.	3,430	210,293
Cincinnati Financial Corp.	1,875	61,500
Citigroup, Inc.*	332,922	1,471,515
CME Group, Inc.	783	236,114
Comerica, Inc.	2,025	74,358
Discover Financial Svcs.	6,208	149,737
E*Trade Financial Corp.*	2,533	39,591
Equity Residential	3,391	191,286
Federated Investors, Inc. Cl B	1,064	28,462
Fifth Third Bancorp	10,402	144,380
First Horizon National Corp.	2,979	33,395
Franklin Resources, Inc.	1,668	208,633
Genworth Financial, Inc. Cl A*	5,559	74,824
Goldman Sachs Group, Inc.	5,918	937,825
Hartford Financial Svcs. Group, Inc.	5,060	136,266
HCP, Inc.	4,246	161,093
Health Care REIT, Inc.	2,032	106,558
Host Hotels & Resorts, Inc.	7,757	136,601
Hudson City Bancorp, Inc.	5,994	58,022
Huntington Bancshares, Inc.	9,789	64,999
IntercontinentalExchange, Inc.*	860	106,244
Invesco Ltd.	5,335	136,363
Janus Capital Group, Inc.	2,133	26,599
JPMorgan Chase & Co.	45,086	2,078,465
KeyCorp	9,955	88,400
Kimco Realty Corp.	4,677	85,776
Legg Mason, Inc.	1,755	63,338
Leucadia National Corp.	2,255	84,653
Lincoln National Corp.	3,596	108,024
Loews Corp.	3,624	156,158
M&T Bank Corp.	1,405	124,300
Marsh & McLennan Cos., Inc.	6,322	188,459
Marshall & Ilsley Corp.	6,169	49,290
MetLife, Inc.	11,949	534,479
Moody’s Corp.	2,264	76,772
Morgan Stanley	17,864	488,044
Nasdaq OMX Group, Inc.*	1,712	44,238
Northern Trust Corp.	2,797	141,948
NYSE Euronext	3,066	107,831
People’s United Financial, Inc.	4,181	52,597
Plum Creek Timber Co., Inc.	1,852	80,766
PNC Financial Svcs. Grp., Inc.	6,011	378,633
Principal Financial Grp., Inc.	3,662	117,587
Progressive Corp.	7,593	160,440
ProLogis	6,499	103,854
Prudential Financial, Inc.	5,507	339,121
Public Storage	1,620	179,674
Regions Financial Corp.	14,778	107,288
Simon Property Group, Inc.	3,429	367,452
SLM Corp.*	6,015	92,030
State Street Corp.	5,699	256,113
SunTrust Banks, Inc.	5,601	161,533
T. Rowe Price Group, Inc.	2,992	198,729

Torchmark Corp.	899	59,766
Travelers Cos., Inc.	5,015	298,292
U.S. Bancorp	21,911	579,108
Unum Group	3,552	93,240
Ventas, Inc.	1,886	102,410
Vornado Realty Trust	1,899	166,163
Wells Fargo & Co.	60,236	1,909,481
Weyerhaeuser Co.	6,189	152,249
XL Capital Ltd. Cl A	3,607	88,732
Zions Bancorporation	2,075	47,850
		21,809,239
HEALTH CARE (5.5%)
Abbott Laboratories	17,782	872,207
Aetna, Inc.	4,422	165,515
Agilent Technologies, Inc.*	3,942	176,523
Allergan, Inc.	3,557	252,618
AmerisourceBergen Corp.	3,130	123,823
Amgen, Inc.*	10,883	581,696
Bard (C.R.), Inc.	987	98,019
Baxter International, Inc.	6,671	358,700
Becton, Dickinson & Co.	2,566	204,305
Biogen Idec, Inc.*	2,777	203,804
Boston Scientific Corp.*	17,605	126,580
Bristol-Myers Squibb Co.	19,644	519,191
Cardinal Health, Inc.	4,030	165,754
CareFusion Corp.*	2,602	73,376
Celgene Corp.*	5,427	312,215
Cephalon, Inc.*	862	65,322
Cerner Corp.*	830	92,296
CIGNA Corp.	3,142	139,128
Coventry Health Care, Inc.*	1,734	55,297
Covidien PLC	5,770	299,694
DaVita, Inc.*	1,120	95,771
Dentsply International, Inc.	1,649	60,997
Edwards Lifesciences Corp.*	1,347	117,189
Express Scripts, Inc.*	6,178	343,559
Forest Laboratories, Inc.*	3,321	107,268
Genzyme Corp.*	3,043	231,724
Gilead Sciences, Inc.*	9,201	390,490
Hospira, Inc.*	1,960	108,192
Humana, Inc.*	1,920	134,285
Intuitive Surgical, Inc.*	456	152,058
Johnson & Johnson	31,746	1,880,951
Laboratory Corp. of America Hldgs.*	1,168	107,608
Life Technologies Corp.*	2,067	108,352
Lilly (Eli) & Co.	11,754	413,388
McKesson Corp.	2,920	230,826
Medco Health Solutions, Inc.*	4,803	269,736
Medtronic, Inc.	12,310	484,399
Merck & Co., Inc.	35,398	1,168,488
Mylan, Inc.*	5,042	114,302
Patterson Cos., Inc.	1,118	35,988
PerkinElmer, Inc.	1,323	34,755
Pfizer, Inc.	91,712	1,862,671
Quest Diagnostics, Inc.	1,835	105,916
St. Jude Medical, Inc.	3,726	190,995
Stryker Corp.	3,857	234,506
Tenet Healthcare Corp.*	5,672	42,256
Thermo Fisher Scientific, Inc.*	4,540	252,197
UnitedHealth Group, Inc.	12,630	570,876
Varian Medical Systems, Inc.*	1,390	94,020

Waters Corp.*	1,041	90,463
Watson Pharmaceuticals, Inc.*	1,464	81,999
WellPoint, Inc.	4,320	301,493
Zimmer Hldgs., Inc.*	2,217	134,195
		15,437,976
INDUSTRIALS (5.6%)
3M Co.	8,246	771,001
Avery Dennison Corp.	1,216	51,023
Boeing Co.	8,474	626,483
Caterpillar, Inc.	7,281	810,739
Cintas Corp.	1,448	43,831
CSX Corp.	4,269	335,543
Cummins, Inc.	2,283	250,262
Danaher Corp.	6,204	321,988
Deere & Co.	4,836	468,560
Donnelley (R.R.) & Sons Co.	2,397	45,351
Dover Corp.	2,155	141,670
Dun & Bradstreet Corp.	576	46,218
Eaton Corp.	3,928	217,768
Emerson Electric Co.	8,757	511,672
Equifax, Inc.	1,413	54,895
Expeditors Int’l. of Wash.	2,433	121,991
Fastenal Co.	1,699	110,146
FedEx Corp.	3,638	340,335
Flowserve Corp.	640	82,432
Fluor Corp.	2,032	149,677
General Dynamics Corp.	4,320	330,739
General Electric Co.	122,119	2,448,486
Goodrich Corp.	1,425	121,880
Grainger (W.W.), Inc.	674	92,796
Honeywell International, Inc.	8,970	535,599
Huntington Ingalls Industries, Inc.*	567	23,516
Illinois Tool Works, Inc.	5,764	309,642
Ingersoll-Rand PLC	3,789	183,047
Iron Mountain, Inc.	2,322	72,516
ITT Corp.	2,125	127,606
Jacobs Engineering Group, Inc.*	1,441	74,111
Joy Global, Inc.	1,193	117,880
L-3 Communications Hldgs., Inc.	1,307	102,351
Lockheed Martin Corp.	3,336	268,214
Masco Corp.	4,070	56,654
Norfolk Southern Corp.	4,108	284,561
Northrop Grumman Corp.	3,400	213,214
Paccar, Inc.	4,214	220,603
Pall Corp.	1,322	76,160
Parker Hannifin Corp.	1,858	175,915
Pitney Bowes, Inc.	2,311	59,370
Precision Castparts Corp.	1,651	242,994
Quanta Services, Inc.*	2,489	55,828
Raytheon Co.	4,220	214,671
Republic Services, Inc.	3,544	106,462
Robert Half Int’l., Inc.	1,694	51,836
Robinson (C.H.) Worldwide, Inc.	1,913	141,811
Rockwell Automation, Inc.	1,626	153,901
Rockwell Collins, Inc.	1,784	115,657
Roper Industries, Inc.	1,092	94,414
Ryder System, Inc.	590	29,854
Snap-On, Inc.	665	39,940
Southwest Airlines Co.	8,493	107,267
Stericycle, Inc.*	994	88,138
Textron, Inc.	3,183	87,182

Tyco International Ltd.	5,508	246,593
Union Pacific Corp.	5,663	556,843
United Parcel Service, Inc. Cl B	11,460	851,707
United Technologies Corp.	10,613	898,390
Waste Management, Inc.	5,505	205,557
		15,685,490
INFORMATION TECHNOLOGY (9.0%)
Adobe Systems, Inc.*	5,829	193,290
Advanced Micro Devices, Inc.*	6,542	56,261
Akamai Technologies, Inc.*	2,205	83,790
Altera Corp.	3,752	165,163
Amphenol Corp. Cl A	2,026	110,194
Analog Devices, Inc.	3,456	136,097
Apple, Inc.*	10,790	3,759,771
Applied Materials, Inc.	15,284	238,736
Autodesk, Inc.*	2,600	114,686
Automatic Data Processing, Inc.	5,705	292,724
BMC Software, Inc.*	2,062	102,564
Broadcom Corp. Cl A	5,520	217,378
CA, Inc.	4,448	107,553
Cisco Systems, Inc.	63,477	1,088,631
Citrix Systems, Inc.*	2,195	161,245
Cognizant Technology Solutions*	3,557	289,540
Computer Sciences Corp.	1,773	86,398
Compuware Corp.*	2,519	29,094
Corning, Inc.	18,196	375,383
Dell, Inc.*	19,072	276,735
eBay, Inc.*	12,856	399,050
Electronic Arts, Inc.*	3,904	76,245
EMC Corp.*	23,897	634,465
F5 Networks, Inc.*	981	100,621
Fidelity Nat’l. Information Svcs., Inc.	3,046	99,574
First Solar, Inc.*	642	103,259
Fiserv, Inc.*	1,689	105,934
FLIR Systems, Inc.	1,843	63,786
Google, Inc.*	2,915	1,708,802
Harris Corp.	1,447	71,771
Hewlett-Packard Co.	25,290	1,036,131
Int’l. Business Machines Corp.	14,063	2,293,253
Intel Corp.	63,583	1,282,469
Intuit, Inc.*	3,064	162,698
Jabil Circuit, Inc.	2,286	46,703
JDS Uniphase Corp.*	2,771	57,748
Juniper Networks, Inc.*	6,313	265,651
KLA-Tencor Corp.	1,963	92,987
Lexmark International, Inc. Cl A*	893	33,077
Linear Technology Corp.	2,619	88,077
LSI Corp.*	7,046	47,913
MasterCard, Inc.	1,129	284,192
MEMC Electronic Materials, Inc.*	2,678	34,707
Microchip Technology, Inc.	2,179	82,824
Micron Technology, Inc.*	10,031	114,955
Microsoft Corp.	85,263	2,162,270
Molex, Inc.	1,610	40,443
Monster Worldwide, Inc.*	1,497	23,802
Motorola Mobility Hldgs., Inc.*	3,258	79,495
Motorola Solutions, Inc.*	3,892	173,933
National Semiconductor Corp.	2,818	40,410
NetApp, Inc.*	4,156	200,236
Novell, Inc.*	4,099	24,307
Novellus Systems, Inc.*	1,053	39,098

Nvidia Corp.*	6,789	125,325
Oracle Corp.	44,763	1,493,741
Paychex, Inc.	3,717	116,565
QUALCOMM, Inc.	19,284	1,057,342
Red Hat, Inc.*	2,248	102,037
SAIC, Inc.*	3,364	56,919
Salesforce.com, inc.*	1,408	188,081
SanDisk Corp.*	2,725	125,595
Symantec Corp.*	8,840	163,894
Tellabs, Inc.	4,238	22,207
Teradata Corp.*	1,927	97,699
Teradyne, Inc.*	2,155	38,381
Texas Instruments, Inc.	13,486	466,076
Total System Services, Inc.	1,876	33,806
VeriSign, Inc.	2,012	72,855
Visa, Inc. Cl A	5,662	416,836
Western Digital Corp.*	2,684	100,086
Western Union Co.	7,353	152,722
Xerox Corp.	16,097	171,433
Xilinx, Inc.	3,005	98,564
Yahoo!, Inc.*	15,003	249,800
		25,306,083
MATERIALS (1.8%)
Air Products & Chemicals, Inc.	2,437	219,769
Airgas, Inc.	868	57,653
AK Steel Hldg. Corp.	1,304	20,577
Alcoa, Inc.	12,230	215,860
Allegheny Technologies, Inc.	1,144	77,472
Ball Corp.	1,940	69,549
Bemis Co., Inc.	1,233	40,455
CF Industries Hldgs., Inc.	835	114,220
Cliffs Natural Resources, Inc.	1,556	152,924
Dow Chemical Co.	13,491	509,285
Du Pont (E.I.) de Nemours & Co.	10,553	580,098
Eastman Chemical Co.	822	81,641
Ecolab, Inc.	2,706	138,060
FMC Corp.	824	69,982
Freeport-McMoRan Copper & Gold, Inc.	10,894	605,162
Int’l. Flavors & Fragrances, Inc.	912	56,818
International Paper Co.	4,995	150,749
MeadWestvaco Corp.	1,886	57,202
Monsanto Co.	6,125	442,593
Newmont Mining Corp.	5,671	309,523
Nucor Corp.	3,657	168,295
Owens-Illinois, Inc.*	1,885	56,908
PPG Industries, Inc.	1,852	176,329
Praxair, Inc.	3,503	355,905
Sealed Air Corp.	1,831	48,814
Sherwin-Williams Co.	1,030	86,510
Sigma-Aldrich Corp.	1,402	89,223
Titanium Metals Corp.*	1,050	19,509
United States Steel Corp.	1,704	91,914
Vulcan Materials Co.	1,482	67,579
		5,130,578
TELECOMMUNICATION SERVICES (1.5%)
American Tower Corp. Cl A*	4,672	242,103
AT&T, Inc.	68,625	2,099,925
CenturyLink, Inc.	3,480	144,594
Frontier Communications Corp.	11,438	94,020
MetroPCS Communications, Inc.*	3,001	48,736
Qwest Communications Int’l., Inc.	19,901	135,924

Sprint Nextel Corp.*	34,665	160,846
Verizon Communications, Inc.	32,637	1,257,830
Windstream Corp.	5,846	75,238
		4,259,216
UTILITIES (1.6%)
AES Corp.*	7,904	102,752
Ameren Corp.	2,781	78,063
American Electric Power Co., Inc.	5,563	195,484
Carolina Power & Light Co.	3,404	157,061
CenterPoint Energy, Inc.	4,569	80,232
CMS Energy Corp.	2,911	57,172
Consolidated Edison, Inc.	3,383	171,586
Constellation Energy Group, Inc.	2,319	72,190
Dominion Resources, Inc.	6,724	300,563
DTE Energy Co.	1,976	96,745
Duke Energy Corp.	15,460	280,599
Edison International	3,777	138,200
Entergy Corp.	2,079	139,730
Exelon Corp.	7,755	319,816
FirstEnergy Corp.	4,869	180,591
Integrys Energy Group, Inc.	902	45,560
NextEra Energy, Inc.	4,904	270,308
Nicor, Inc.	528	28,354
NiSource, Inc.	3,225	61,856
Northeast Utilities	2,043	70,688
NRG Energy, Inc.*	2,869	61,798
Oneok, Inc.	1,232	82,396
Pepco Hldgs., Inc.	2,611	48,695
PG&E Corp.	4,583	202,477
Pinnacle West Capital Corp.	1,266	54,172
PPL Corp.	5,599	141,655
Public Svc. Enterprise Group, Inc.	5,909	186,193
SCANA Corp.	1,317	51,850
Sempra Energy	2,788	149,158
Southern Co.	9,776	372,563
TECO Energy, Inc.	2,500	46,900
Wisconsin Energy Corp.	2,700	82,350
Xcel Energy, Inc.	5,608	133,975
		4,461,732
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $125,430,110) 49.6%		139,564,712

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	AAA	0.10	07/28/11	500,000	499,817

COMMERCIAL PAPER (1.3%)
NSTAR Electric Co.	A-1	0.10	04/01/11	2,200,000	2,200,000
Toyota Motor Credit Corp.	A-1+	0.20	05/12/11	1,500,000	1,499,658
					3,699,658
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $4,199,494) 1.5%					4,199,475

TOTAL INDEXED ASSETS (Cost: $129,629,604) 51.1%					143,764,187

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.1%)
AFC Enterprises, Inc.*	11,462	173,420
Amazon.com, Inc.*	3,875	698,004
American Axle & Mfg. Hldgs., Inc.*	9,800	123,382
Apollo Group, Inc.*	6,580	274,452
Bassett Furniture Industries, Inc.*	23,740	186,359
California Pizza Kitchen, Inc.*	19,675	332,114
Collective Brands, Inc.*	12,010	259,176
CPI Corp.	16,481	370,987
Dana Hldg. Corp.*	5,475	95,210
Darden Restaurants, Inc.	5,739	281,957
Deckers Outdoor Corp.*	6,027	519,226
Denny’s Corp.*	68,260	277,136
Dillard’s, Inc. Cl A	17,843	715,861
Discovery Communications, Inc. Cl A*	5,192	207,161
Disney (Walt) Co.	15,420	664,448
Ford Motor Co.*	38,038	567,147
Fossil, Inc.*	4,150	388,648
G-III Apparel Group Ltd.*	6,892	259,001
Johnson Controls, Inc.	13,431	558,327
Lincoln Educational Svcs. Corp.	13,787	219,075
Maidenform Brands, Inc.*	6,850	195,705
OfficeMax, Inc.*	32,346	418,557
P.F. Chang’s China Bistro, Inc.	3,919	181,019
Pep Boys - Manny, Moe & Jack	21,160	268,944
Pinnacle Entertainment, Inc.*	26,092	355,373
Rent-A-Center, Inc.	16,303	569,138
Shutterfly, Inc.*	20,459	1,071,233
Sotheby’s	3,486	183,364
Staples, Inc.	13,739	266,811
Starbucks Corp.	22,773	841,462
Steve Madden Ltd.*	6,874	322,597
Target Corp.	4,275	213,793
Tenneco, Inc.*	6,120	259,794
Time Warner Cable, Inc.	5,762	411,061
Time Warner, Inc.	9,696	346,147
Tupperware Brands Corp.	3,983	237,825
Urban Outfitters, Inc.*	6,948	207,259
Viacom, Inc. Cl B	11,009	512,139
Wolverine World Wide, Inc.	10,246	381,971
		14,415,283
CONSUMER STAPLES (2.1%)
Darling International, Inc.*	15,675	240,925
Diamond Foods, Inc.	3,887	216,895
Dr. Pepper Snapple Group, Inc.	15,722	584,230
Estee Lauder Cos., Inc. Cl A	3,298	317,795
General Mills, Inc.	10,734	392,328
Kraft Foods, Inc. Cl A	16,969	532,148
Pantry, Inc.*	1,365	20,243
PepsiCo, Inc.	14,156	911,788
Prestige Brands Hldgs., Inc.*	6,860	78,890
Proctor & Gamble Co.	18,072	1,113,235
Sara Lee Corp.	12,606	222,748
TreeHouse Foods, Inc.*	4,837	275,080
Vector Group Ltd.	8,772	151,668
Wal-Mart Stores, Inc.	18,945	986,087
		6,044,060

ENERGY (4.9%)
Abraxas Petroleum Corp.*	27,181	159,009
Apache Corp.	5,088	666,121
Brigham Exploration Co.*	45,922	1,707,380
ConocoPhillips	14,355	1,146,390
Energy XXI (Bermuda) Ltd.*	21,803	743,482
Exxon Mobil Corp.	27,470	2,311,051
Halliburton Co.	16,927	843,642
Hess Corp.	4,919	419,148
Hornbeck Offshore Svcs., Inc.*	14,997	462,657
Houston American Energy Corp.	9,770	150,556
Lufkin Industries, Inc.	3,187	297,889
MarkWest Energy Partners LP	15,127	733,206
McMoRan Exploration Co.*	95,757	1,695,856
National Oilwell Varco, Inc.	7,614	603,562
Noble Energy, Inc.	6,515	629,675
Occidental Petroleum Corp.	8,012	837,174
Range Resources Corp.	4,271	249,683
Southwestern Energy Co.*	3,249	139,610
		13,796,091
FINANCIALS (8.4%)
AmTrust Financial Svcs., Inc.	6,242	119,035
Aon Corp.	4,964	262,893
Ashford Hospitality Trust, Inc.	65,198	718,482
Aspen Insurance Hldgs. Ltd.	11,833	326,117
Associated Estates Realty Corp.	12,280	195,006
BancFirst Corp.	4,584	195,645
Bank Mutual Corp.	11,880	50,252
Bank of America Corp.	56,706	755,891
Bank of Marin Bancorp	3,000	111,960
Banner Corp.	36,610	86,766
BB&T Corp.	15,666	430,032
Berkshire Hathaway, Inc. Cl B*	9,460	791,140
Brookline Bancorp, Inc.	31,755	334,380
Bryn Mawr Bank Corp.	9,050	186,159
Capital One Financial Corp.	15,257	792,754
Cash America Int’l., Inc.	7,400	340,770
Chesapeake Lodging Trust	14,407	250,826
Citigroup, Inc.*	149,236	659,623
Colonial Properties Trust	16,840	324,170
Dime Community Bancshares	15,045	222,064
EastGroup Properties, Inc.	6,180	271,735
Ellington Financial LLC	22,160	510,788
FelCor Lodging Trust, Inc.*	41,400	253,782
First Financial Bancorp.	10,925	182,338
First Interstate BancSytem, Inc.	13,866	188,578
First Niagara Financial Group, Inc.	17,620	239,280
Flushing Financial Corp.	2,480	36,952
Forest City Enterprises, Inc. Cl A*	23,340	439,492
Franklin Resources, Inc.	1,980	247,658
Glacier Bancorp, Inc.	16,879	254,029
Goldman Sachs Group, Inc.	5,238	830,066
Hersha Hospitality Trust	23,780	141,253
Highwoods Properties, Inc.	10,466	366,415
IBERIABANK Corp.	3,835	230,599
Investors Bancorp, Inc.*	15,780	234,964
JPMorgan Chase & Co.	33,775	1,557,028
KKR Financial Hldgs. LLC	11,180	109,452
Marlin Business Svcs. Corp.*	18,753	231,412
MB Financial, Inc.	11,160	233,914
Meadowbrook Insurance Group, Inc.	36,043	373,045

Medical Properties Trust, Inc.	11,507	133,136
MetLife, Inc.	15,474	692,152
Mid-America Apt. Communities, Inc.	3,599	231,056
National Retail Pptys., Inc.	9,339	244,028
NBH Hldgs. Co.†***	16,887	295,523
NewAlliance Bancshares, Inc.	26,144	387,977
Northwest Bancshares, Inc.	18,853	236,417
Pennsylvania REIT	23,297	332,448
PHH Corp.*	12,742	277,393
PNC Financial Svcs. Grp., Inc.	6,683	420,962
ProAssurance Corp.*	5,952	377,178
Prosperity Bancshares, Inc.	5,910	252,771
PS Business Parks, Inc.	3,220	186,567
S.Y. Bancorp, Inc.	17,481	439,822
SeaBright Hldgs., Inc.	29,213	299,433
Senior Housing Pptys. Trust	22,807	525,473
Signature Bank*	12,397	699,191
Simon Property Group, Inc.	5,504	589,809
Stifel Financial Corp.*	4,446	319,178
SVB Financial Group*	7,280	414,450
Symetra Financial Corp.	13,470	183,192
UMB Financial Corp.	5,290	197,608
Urstadt Biddle Properties Cl A	8,110	154,252
Wells Fargo & Co.	41,694	1,321,700
Westamerica Bancorporation	6,267	321,936
Westfield Financial, Inc.	6,289	56,978
		23,677,375
HEALTH CARE (5.0%)
Abbott Laboratories	17,263	846,750
Abiomed, Inc.*	36,389	528,732
Acorda Therapeutics, Inc.*	7,625	176,900
Allied Healthcare Int’l., Inc.*	58,900	149,606
Alphatec Hldgs., Inc.*	89,878	242,671
American Medical Systems Hldgs., Inc.*	19,429	420,444
Auxilium Pharmaceuticals, Inc.*	4,205	90,281
Bruker Corp.*	11,850	247,073
Celgene Corp.*	7,137	410,592
Conceptus, Inc.*	17,666	255,274
Cyberonics, Inc.*	12,074	384,074
DexCom, Inc.*	13,194	204,771
Emergent Biosolutions, Inc.*	9,326	225,316
Enzon Pharmaceuticals, Inc.*	70,881	772,603
Exelixis, Inc.*	23,948	270,612
Express Scripts, Inc.*	4,371	243,071
Geron Corp.*	12,100	61,105
Gilead Sciences, Inc.*	13,212	560,717
HMS Hldgs. Corp.*	5,124	419,399
Human Genome Sciences, Inc.*	7,031	193,001
Insulet Corp.*	3,512	72,417
IPC The Hospitalist Co.*	11,575	525,621
McKesson Corp.	7,333	579,674
Medidata Solutions, Inc.*	14,233	363,938
Merck & Co., Inc.	23,663	781,116
Mylan, Inc.*	23,057	522,702
Neogen Corp.*	5,460	225,935
NuPathe, Inc.*	10,646	83,145
NxStage Medical, Inc.*	9,450	207,711
Onyx Pharmaceuticals, Inc.*	5,904	207,703
Optimer Pharmaceuticals, Inc.*	6,218	73,559
OSI Pharmaceuticals, Inc. - rights*	1,570	0

PAREXEL International Corp.*	5,025	125,123
Pfizer, Inc.	55,440	1,125,986
RehabCare Group, Inc.*	8,950	329,987
Salix Pharmaceuticals Ltd.*	14,343	502,435
Seattle Genetics, Inc.*	11,490	178,899
St. Jude Medical, Inc.	11,830	606,406
SXC Health Solutions Corp.*	4,603	252,244
UnitedHealth Group, Inc.	10,659	481,787
WellPoint, Inc.	3,463	241,683
		14,191,063
INDUSTRIALS (6.4%)
Acco Brands Corp.*	26,602	253,783
Actuant Corp. Cl A	13,957	404,753
Alaska Air Group, Inc.*	4,812	305,177
Ameron International Corp.	6,678	466,058
Astec Industries, Inc.*	6,745	251,521
Astronics Corp.*	7,225	181,853
AZZ, Inc.	13,981	637,534
Belden, Inc.	4,940	185,497
Boeing Co.	11,365	840,214
Cenveo, Inc.*	10,810	70,589
CTPartners Executive Search, Inc.*	7,399	104,696
Cummins, Inc.	5,770	632,507
EMCOR Group, Inc.*	6,310	195,421
Encore Wire Corp.	14,281	347,600
EnPro Industries, Inc.*	4,525	164,348
Expeditors Int’l. of Wash.	10,601	531,534
FedEx Corp.	5,782	540,906
Flowserve Corp.	2,935	378,028
Force Protection, Inc.*	64,760	317,324
General Electric Co.	66,845	1,340,242
Genesee & Wyoming, Inc. Cl A*	16,037	933,353
Graham Corp.	10,060	240,836
Great Lakes Dredge & Dock Co.	24,625	187,889
Healthcare Svcs. Group, Inc.	12,637	222,158
Hub Group, Inc. Cl A*	6,732	243,631
Illinois Tool Works, Inc.	8,630	463,604
Insperity, Inc.	3,590	109,064
Kaydon Corp.	15,263	598,157
Meritor, Inc.*	9,600	162,912
Miller Industries, Inc.	22,160	359,878
Mueller Industries, Inc.	14,096	516,196
Old Dominion Freight Line, Inc.*	25,246	885,882
Orion Marine Group, Inc.*	22,105	237,408
Powell Industries, Inc.*	1,340	52,850
Precision Castparts Corp.	4,529	666,578
Raven Industries, Inc.	4,650	285,603
RBC Bearings, Inc.*	7,503	286,840
Robbins & Myers, Inc.	10,299	473,651
Roper Industries, Inc.	3,345	289,209
SFN Group, Inc.*	41,457	584,129
Sun Hydraulics Corp.	9,673	416,906
Teledyne Technologies, Inc.*	6,916	357,626
Tutor Perini Corp.	27,724	675,357
Union Pacific Corp.	4,042	397,450
UniTek Global Services, Inc.*	7,939	70,657
Universal Forest Products, Inc.	3,690	135,239
		18,002,648

INFORMATION TECHNOLOGY (9.6%)
ADPT Corp.*	31,810	93,521
Adtran, Inc.	8,443	358,490
Anaren, Inc.*	8,300	166,830
Anixter International, Inc.	4,212	294,377
Apple, Inc.*	6,171	2,150,285
Ariba, Inc.*	10,094	344,609
Automatic Data Processing, Inc.	6,898	353,936
Ceragon Networks Ltd.*	18,044	217,972
Cirrus Logic, Inc.*	21,072	443,144
Cisco Systems, Inc.	35,630	611,055
Cognizant Technology Solutions*	5,006	407,488
CommVault Systems, Inc.*	15,706	626,355
comScore, Inc.*	12,682	374,246
DemandTec, Inc.*	11,325	149,037
EMC Corp.*	12,720	337,716
Emulex Corp.*	20,480	218,522
Entropic Communications, Inc.*	29,829	252,055
Forrester Research, Inc.	9,850	377,157
Global Cash Access Hldgs., Inc.*	5,646	18,462
Google, Inc.*	1,814	1,063,385
Hewlett-Packard Co.	16,767	686,944
iGATE Corp.	11,700	219,609
Informatica Corp.*	18,472	964,793
Int’l. Business Machines Corp.	6,802	1,109,202
Intevac, Inc.*	4,748	59,018
JDA Software Group, Inc.*	7,000	211,820
KLA-Tencor Corp.	7,904	374,412
Lattice Semiconductor Corp.*	43,429	256,231
Lawson Software, Inc.*	26,164	316,584
Littelfuse, Inc.	3,075	175,583
LogMeIn, Inc.*	16,429	692,647
Mercury Computer Systems, Inc.*	20,012	423,454
Microsemi Corp.*	22,968	475,667
Microsoft Corp.	35,092	889,933
MKS Instruments, Inc.	17,999	599,367
Monolithic Power Systems, Inc.*	15,023	213,176
Monotype Imaging Hldgs., Inc.*	15,771	228,680
Netlogic Microsystems, Inc.*	10,537	442,765
Oracle Corp.	22,854	762,638
Parametric Technology Corp.*	32,308	726,607
Plexus Corp.*	17,590	616,705
Polycom, Inc.*	5,208	270,035
QUALCOMM, Inc.	12,487	684,662
Rackspace Hosting, Inc.*	8,800	377,080
Red Hat, Inc.*	6,422	291,495
Richardson Electronics Ltd.	13,575	178,919
RightNow Technologies, Inc.*	11,942	373,785
Riverbed Technology, Inc.*	7,294	274,619
Rogers Corp.*	7,490	337,499
Salesforce.com, inc.*	4,853	648,264
Sapient Corp.*	13,840	158,468
SAVVIS, Inc.*	11,775	436,735
Semtech Corp.*	8,731	218,450
Sourcefire, Inc.*	7,384	203,134
STEC, Inc.*	12,950	260,166
SuccessFactors, Inc.*	5,986	233,993
Super Micro Computer, Inc.*	19,464	312,203
Texas Instruments, Inc.	14,347	495,832
Tibco Software, Inc.*	43,297	1,179,843
TTM Technologies, Inc.*	16,920	307,267
Websense, Inc.*	17,886	410,841

Yahoo!, Inc.*	12,000	199,800
		27,157,567
MATERIALS (3.2%)
Allied Nevada Gold Corp.*	9,873	350,294
Ball Corp.	9,150	328,028
Buckeye Technologies, Inc.	12,700	345,821
Commercial Metals Co.	16,058	277,322
Copper Mountain Mining Corp.*	13,130	100,636
Crown Hldgs., Inc.*	16,056	619,440
Cytec Industries, Inc.	5,085	276,471
Dow Chemical Co.	12,303	464,438
Eastman Chemical Co.	6,626	658,094
Ferro Corp.*	11,584	192,179
FMC Corp.	5,268	447,411
Freeport-McMoRan Copper & Gold, Inc.	12,550	697,153
Hecla Mining Co.*	18,467	167,680
Innophos Hldgs., Inc.	13,311	613,770
Kaiser Aluminum Corp.	9,690	477,233
LSB Industries, Inc.*	5,450	216,038
Materion Corp.*	5,132	209,386
Silgan Hldgs., Inc.	25,128	958,382
Taseko Mines Ltd.*	37,499	222,369
Universal Stainless & Alloy Products, Inc.*	7,497	252,874
US Gold Corp.*	125,879	1,111,512
Zep, Inc.	1,593	27,734
		9,014,265
TELECOMMUNICATION SERVICES (0.8%)
Alaska Comm. Systems Group, Inc.	13,760	146,544
American Tower Corp. Cl A*	11,586	600,387
Consolidated Comms. Hldgs., Inc.	30,854	577,895
Sprint Nextel Corp.*	89,975	417,484
Verizon Communications, Inc.	16,424	632,981
		2,375,291
UTILITIES (1.3%)
Avista Corp.	16,118	372,809
Black Hills Corp.	4,501	150,513
Dominion Resources, Inc.	10,515	470,021
Edison International	6,081	222,504
Entergy Corp.	1,643	110,426
Idacorp, Inc.	8,568	326,441
Northwest Natural Gas Co.	9,564	441,187
PNM Resources, Inc.	17,863	266,516
PPL Corp.	6,743	170,598
Public Svc. Enterprise Group, Inc.	11,846	373,267
Sempra Energy	5,530	295,855
Unisource Energy Corp.	10,253	370,441
		3,570,578
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $99,909,280) 46.8%		132,244,221

	Shares	Value
ACTIVE ASSETS:
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	556	169,580
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $55,600) 0.1%		169,580

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.8%)
FHLB	AAA	0.10	06/03/11	2,348,000	2,347,603

COMMERCIAL PAPER (0.8%)
NSTAR Electric Co.	A-1	0.10	04/01/11	2,200,000	2,200,000

TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $4,547,569) 1.6%					4,547,603

TOTAL ACTIVE ASSETS (Cost: $104,512,449) 48.5%					136,961,404

TEMPORARY CASH INVESTMENTS (2) (Cost: $567,800) 0.2%					567,800

TOTAL INVESTMENTS (Cost: $234,709,853) 99.8%					281,293,391

OTHER NET ASSETS 0.2%					562,607

NET ASSETS 100.0%					$281,855,998

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.5%)
Bassett Furniture Industries, Inc.*	193,067	1,515,576
CPI Corp.	131,346	2,956,598
Dillard’s, Inc. Cl A	139,995	5,616,599
Pep Boys - Manny, Moe & Jack	166,501	2,116,228
Rent-A-Center, Inc.	130,928	4,570,696
Shutterfly, Inc.*	51,196	2,680,623
Wolverine World Wide, Inc.	80,484	3,000,444
		22,456,764
CONSUMER STAPLES (0.5%)
Prestige Brands Hldgs., Inc.*	54,480	626,520
Vector Group Ltd.	56,116	970,246
		1,596,766
ENERGY (8.5%)
Brigham Exploration Co.*	177,057	6,582,979
Energy XXI (Bermuda) Ltd.*	69,784	2,379,634
Hornbeck Offshore Svcs., Inc.*	119,970	3,701,075
Houston American Energy Corp.	78,095	1,203,444
MarkWest Energy Partners LP	87,066	4,220,089
McMoRan Exploration Co.*	420,303	7,443,565
		25,530,786
FINANCIALS (33.6%)
AmTrust Financial Svcs., Inc.	50,041	954,282
Ashford Hospitality Trust, Inc.	428,207	4,718,841
Aspen Insurance Hldgs. Ltd.	95,723	2,638,126
Associated Estates Realty Corp.	98,269	1,560,512
BancFirst Corp.	36,557	1,560,253
Bank Mutual Corp.	94,794	400,979
Bank of Marin Bancorp	23,912	892,396
Banner Corp.	282,920	670,520
Brookline Bancorp, Inc.	254,994	2,685,087
Bryn Mawr Bank Corp.	72,109	1,483,282
Cash America Int’l., Inc.	58,545	2,695,997
Chesapeake Lodging Trust	114,895	2,000,322
Colonial Properties Trust	133,963	2,578,788
Dime Community Bancshares	119,831	1,768,706
EastGroup Properties, Inc.	49,299	2,167,677
Ellington Financial LLC	176,181	4,060,972
FelCor Lodging Trust, Inc.*	331,367	2,031,280
First Interstate BancSytem, Inc.	110,722	1,505,819
First Niagara Financial Group, Inc.	141,473	1,921,203
Flushing Financial Corp.	19,750	294,275
Forest City Enterprises, Inc. Cl A*	185,447	3,491,967
Glacier Bancorp, Inc.	137,239	2,065,447
Hersha Hospitality Trust	189,869	1,127,822
Highwoods Properties, Inc.	82,762	2,897,498
IBERIABANK Corp.	30,519	1,835,107
Investors Bancorp, Inc.*	125,737	1,872,224
KKR Financial Hldgs. LLC	90,670	887,659
Marlin Business Svcs. Corp.*	128,034	1,579,940
MB Financial, Inc.	89,095	1,867,431
Meadowbrook Insurance Group, Inc.	284,977	2,949,512
Medical Properties Trust, Inc.	96,395	1,115,290
Mid-America Apt. Communities, Inc.	28,461	1,827,196
National Retail Pptys., Inc.	73,573	1,922,462
NBH Hldgs. Co.†***	98,458	1,723,015
NewAlliance Bancshares, Inc.	209,969	3,115,940
Northwest Bancshares, Inc.	150,143	1,882,793
Pennsylvania REIT	183,503	2,618,588

PHH Corp.*	100,371	2,185,077
ProAssurance Corp.*	47,058	2,982,065
Prosperity Bancshares, Inc.	47,083	2,013,740
S.Y. Bancorp, Inc.	84,989	2,138,323
SeaBright Hldgs., Inc.	232,826	2,386,467
Senior Housing Pptys. Trust	103,372	2,381,691
Signature Bank*	48,822	2,753,561
SVB Financial Group*	57,998	3,301,826
Symetra Financial Corp.	107,236	1,458,410
UMB Financial Corp.	42,166	1,575,111
Urstadt Biddle Properties Cl A	64,884	1,234,094
Westamerica Bancorporation	50,335	2,585,709
Westfield Financial, Inc.	51,665	468,085
		100,833,367
HEALTH CARE (4.5%)
Abiomed, Inc.*	73,234	1,064,090
Allied Healthcare Int’l., Inc.*	468,523	1,190,048
Alphatec Hldgs., Inc.*	364,853	985,103
American Medical Systems Hldgs., Inc.*	66,529	1,439,688
Conceptus, Inc.*	148,168	2,141,028
Enzon Pharmaceuticals, Inc.*	371,642	4,050,898
RehabCare Group, Inc.*	72,222	2,662,825
		13,533,680
INDUSTRIALS (15.8%)
Actuant Corp. Cl A	111,596	3,236,284
Alaska Air Group, Inc.*	38,270	2,427,083
Ameron International Corp.	52,613	3,671,861
AZZ, Inc.	43,550	1,985,880
Cenveo, Inc.*	86,137	562,475
CTPartners Executive Search, Inc.*	23,234	328,761
EMCOR Group, Inc.*	49,773	1,541,470
Encore Wire Corp.	112,400	2,735,816
Force Protection, Inc.*	517,539	2,535,941
Genesee & Wyoming, Inc. Cl A*	75,690	4,405,158
Insperity, Inc.	28,045	852,007
Kaydon Corp.	77,208	3,025,782
Miller Industries, Inc.	173,800	2,822,512
Mueller Industries, Inc.	112,072	4,104,077
Old Dominion Freight Line, Inc.*	124,405	4,365,371
Orion Marine Group, Inc.*	173,012	1,858,149
SFN Group, Inc.*	150,236	2,116,825
Tutor Perini Corp.	129,053	3,143,731
UniTek Global Services, Inc.*	66,543	592,233
Universal Forest Products, Inc.	29,499	1,081,138
		47,392,554
INFORMATION TECHNOLOGY (10.7%)
ADPT Corp.*	253,537	745,399
Anixter International, Inc.	33,810	2,362,981
Cirrus Logic, Inc.*	75,314	1,583,853
CommVault Systems, Inc.*	30,509	1,216,699
DemandTec, Inc.*	88,840	1,169,134
Emulex Corp.*	163,010	1,739,317
Global Cash Access Hldgs., Inc.*	45,079	147,408
Informatica Corp.*	36,312	1,896,576
LogMeIn, Inc.*	21,240	895,478
Microsemi Corp.*	78,695	1,629,773
MKS Instruments, Inc.	65,269	2,173,458
Parametric Technology Corp.*	89,687	2,017,061
Plexus Corp.*	38,456	1,348,267
Richardson Electronics Ltd.	108,427	1,429,068
Semtech Corp.*	69,852	1,747,697
Super Micro Computer, Inc.*	40,012	641,792
Tibco Software, Inc.*	209,373	5,705,414

TTM Technologies, Inc.*	135,437	2,459,536
Websense, Inc.*	51,172	1,175,421
		32,084,332
MATERIALS (9.5%)
Buckeye Technologies, Inc.	100,145	2,726,948
Commercial Metals Co.	127,737	2,206,018
Copper Mountain Mining Corp.*	104,340	799,724
Crown Hldgs., Inc.*	127,843	4,932,183
Cytec Industries, Inc.	40,409	2,197,037
Hecla Mining Co.*	146,799	1,332,935
Innophos Hldgs., Inc.	24,950	1,150,445
Kaiser Aluminum Corp.	75,892	3,737,681
Silgan Hldgs., Inc.	149,949	5,719,055
Taseko Mines Ltd.*	296,020	1,755,399
US Gold Corp.*	225,793	1,993,752
		28,551,177
TELECOMMUNICATION SERVICES (1.2%)
Alaska Comm. Systems Group, Inc.	113,197	1,205,548
Consolidated Comms. Hldgs., Inc.	121,107	2,268,334
		3,473,882
UTILITIES (4.6%)
Avista Corp.	127,493	2,948,913
Black Hills Corp.	35,563	1,189,227
Idacorp, Inc.	67,739	2,580,856
Northwest Natural Gas Co.	41,737	1,925,328
PNM Resources, Inc.	140,275	2,092,903
Unisource Energy Corp.	81,661	2,950,412
		13,687,639
TOTAL COMMON STOCKS (Cost: $215,531,774) 96.4%		289,140,947

CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.4%)
Energy XXI (Bermuda) Ltd., 7.25%	4,255	1,297,775

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $425,500) 0.4%		1,297,775

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.0%)
General Electric Capital Corp.	A-1+	0.10	04/19/11	5,000,000	4,999,750
Illinois Tool Works, Inc.†	A-1	0.16	04/11/11	1,800,000	1,799,920
NSTAR Electric Co.	A-1	0.10	04/01/11	2,300,000	2,300,000
					9,099,670
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $9,099,670) 3.0%					9,099,670

TOTAL INVESTMENTS (Cost: $225,056,944) 99.8%					299,538,392

OTHER NET ASSETS 0.2%					573,585

NET ASSETS 100.0%					$300,111,977

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.0%)
AFC Enterprises, Inc.*	92,540	1,400,130
American Axle & Mfg. Hldgs., Inc.*	78,079	983,015
California Pizza Kitchen, Inc.*	159,585	2,693,795
Collective Brands, Inc.*	96,556	2,083,678
Dana Hldg. Corp.*	43,876	763,004
Deckers Outdoor Corp.*	46,995	4,048,619
Denny’s Corp.*	550,855	2,236,471
Fossil, Inc.*	32,369	3,031,357
G-III Apparel Group Ltd.*	53,611	2,014,701
Lincoln Educational Svcs. Corp.	106,254	1,688,376
Maidenform Brands, Inc.*	55,403	1,582,864
OfficeMax, Inc.*	251,570	3,255,316
P.F. Chang’s China Bistro, Inc.	31,593	1,459,281
Pinnacle Entertainment, Inc.*	203,097	2,766,181
Shutterfly, Inc.*	108,740	5,693,626
Sotheby’s	27,138	1,427,459
Steve Madden Ltd.*	51,997	2,440,219
Tenneco, Inc.*	48,806	2,071,815
Tupperware Brands Corp.	32,072	1,915,019
		43,554,926
CONSUMER STAPLES (2.6%)
Darling International, Inc.*	122,525	1,883,209
Diamond Foods, Inc.	30,437	1,698,385
Pantry, Inc.*	82,962	1,230,326
TreeHouse Foods, Inc.*	38,063	2,164,643
Vector Group Ltd.	68,694	1,187,719
		8,164,282
ENERGY (7.0%)
Abraxas Petroleum Corp.*	212,941	1,245,705
Brigham Exploration Co.*	192,177	7,145,136
Energy XXI (Bermuda) Ltd.*	100,793	3,437,041
Lufkin Industries, Inc.	24,481	2,288,239
MarkWest Energy Partners LP	34,064	1,651,082
McMoRan Exploration Co.*	337,408	5,975,496
		21,742,699
FINANCIALS (3.6%)
First Financial Bancorp.	85,684	1,430,066
PS Business Parks, Inc.	25,240	1,462,406
S.Y. Bancorp, Inc.	52,874	1,330,310
Senior Housing Pptys. Trust	76,363	1,759,404
Signature Bank*	48,265	2,722,146
Stifel Financial Corp.*	34,811	2,499,082
		11,203,414
HEALTH CARE (15.3%)
Abiomed, Inc.*	217,881	3,165,811
Acorda Therapeutics, Inc.*	59,290	1,375,528
Alphatec Hldgs., Inc.*	347,029	936,978
American Medical Systems Hldgs., Inc.*	85,779	1,856,258
Auxilium Pharmaceuticals, Inc.*	32,990	708,295
Bruker Corp.*	92,283	1,924,101
Cyberonics, Inc.*	97,311	3,095,463
DexCom, Inc.*	103,656	1,608,741

Emergent Biosolutions, Inc.*	73,106	1,766,241
Enzon Pharmaceuticals, Inc.*	184,275	2,008,598
Exelixis, Inc.*	187,136	2,114,637
Geron Corp.*	93,891	474,150
HMS Hldgs. Corp.*	40,044	3,277,601
Human Genome Sciences, Inc.*	54,766	1,503,327
Insulet Corp.*	27,351	563,978
IPC The Hospitalist Co.*	90,826	4,124,409
Medidata Solutions, Inc.*	111,570	2,852,845
Neogen Corp.*	44,300	1,833,134
NuPathe, Inc.*	83,024	648,417
NxStage Medical, Inc.*	74,175	1,630,367
Onyx Pharmaceuticals, Inc.*	46,272	1,627,849
Optimer Pharmaceuticals, Inc.*	48,743	576,630
PAREXEL International Corp.*	39,541	984,571
Salix Pharmaceuticals Ltd.*	112,853	3,953,241
Seattle Genetics, Inc.*	89,392	1,391,833
SXC Health Solutions Corp.*	35,989	1,972,197
		47,975,200
INDUSTRIALS (15.0%)
Acco Brands Corp.*	202,483	1,931,688
Astec Industries, Inc.*	52,896	1,972,492
Astronics Corp.*	56,378	1,419,034
AZZ, Inc.	67,703	3,087,257
Belden, Inc.	38,741	1,454,725
CTPartners Executive Search, Inc.*	37,264	527,286
EnPro Industries, Inc.*	37,245	1,352,738
Genesee & Wyoming, Inc. Cl A*	51,824	3,016,157
Graham Corp.	78,456	1,878,237
Great Lakes Dredge & Dock Co.	191,759	1,463,121
Healthcare Svcs. Group, Inc.	98,375	1,729,433
Hub Group, Inc. Cl A*	52,715	1,907,756
Kaydon Corp.	42,288	1,657,267
Meritor, Inc.*	76,821	1,303,652
Old Dominion Freight Line, Inc.*	78,013	2,737,476
Powell Industries, Inc.*	10,456	412,385
Raven Industries, Inc.	37,233	2,286,851
RBC Bearings, Inc.*	58,492	2,236,149
Robbins & Myers, Inc.	80,036	3,680,856
SFN Group, Inc.*	176,002	2,479,868
Sun Hydraulics Corp.	75,960	3,273,876
Teledyne Technologies, Inc.*	53,677	2,775,638
Tutor Perini Corp.	88,405	2,153,546
		46,737,488
INFORMATION TECHNOLOGY (30.3%)
Adtran, Inc.	66,142	2,808,389
Anaren, Inc.*	66,223	1,331,082
Ariba, Inc.*	79,520	2,714,813
Ceragon Networks Ltd.*	140,429	1,696,382
Cirrus Logic, Inc.*	94,959	1,996,988
CommVault Systems, Inc.*	92,595	3,692,689
comScore, Inc.*	103,946	3,067,446
Entropic Communications, Inc.*	233,496	1,973,041
Forrester Research, Inc.	76,621	2,933,818
iGATE Corp.	91,472	1,716,929
Informatica Corp.*	108,063	5,644,130
Intevac, Inc.*	37,231	462,781
JDA Software Group, Inc.*	54,422	1,646,810
Lattice Semiconductor Corp.*	342,438	2,020,384

Lawson Software, Inc.*	203,989	2,468,267
Littelfuse, Inc.	24,025	1,371,828
LogMeIn, Inc.*	107,884	4,548,389
Mercury Computer Systems, Inc.*	156,259	3,306,440
Microsemi Corp.*	101,502	2,102,106
MKS Instruments, Inc.	76,355	2,542,622
Monolithic Power Systems, Inc.*	117,049	1,660,925
Monotype Imaging Hldgs., Inc.*	122,400	1,774,800
Netlogic Microsystems, Inc.*	83,006	3,487,912
Parametric Technology Corp.*	165,143	3,714,066
Plexus Corp.*	99,929	3,503,511
Polycom, Inc.*	40,809	2,115,947
Rackspace Hosting, Inc.*	68,461	2,933,554
RightNow Technologies, Inc.*	93,101	2,914,061
Riverbed Technology, Inc.*	57,401	2,161,148
Rogers Corp.*	58,382	2,630,693
Sapient Corp.*	108,460	1,241,867
SAVVIS, Inc.*	92,571	3,433,458
Sourcefire, Inc.*	57,899	1,592,801
STEC, Inc.*	102,375	2,056,714
SuccessFactors, Inc.*	46,108	1,802,362
Super Micro Computer, Inc.*	116,011	1,860,816
Tibco Software, Inc.*	127,543	3,475,547
Websense, Inc.*	88,343	2,029,239
		94,434,755
MATERIALS (7.1%)
Allied Nevada Gold Corp.*	76,756	2,723,303
Ferro Corp.*	90,237	1,497,032
Innophos Hldgs., Inc.	79,326	3,657,722
LSB Industries, Inc.*	42,475	1,683,709
Materion Corp.*	39,942	1,629,634
Silgan Hldgs., Inc.	48,500	1,849,790
Universal Stainless & Alloy Products, Inc.*	58,307	1,966,695
US Gold Corp.*	768,567	6,786,447
Zep, Inc.	12,405	215,971
		22,010,303
TELECOMMUNICATION SERVICES (0.7%)
Consolidated Comms. Hldgs., Inc.	121,440	2,274,571

UTILITIES (0.5%)
Northwest Natural Gas Co.	33,626	1,551,167

TOTAL COMMON STOCKS (Cost: $197,636,944) 96.1%		299,648,805

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.4%)
NSTAR†	A-1	0.15	04/05/11	2,800,000	2,799,953
NSTAR Electric Co.	A-1	0.10	04/01/11	2,700,000	2,700,000
Toyota Motor Credit Corp.	A-1+	0.10	04/06/11	5,000,000	4,999,931
					10,499,884
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $10,499,884) 3.4%					10,499,884

TOTAL INVESTMENTS (Cost: $208,136,828) 99.5%					310,148,689

OTHER NET ASSETS 0.5%					1,540,262

NET ASSETS 100.0%					$311,688,951

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.2%)
Cablevision Systems Corp. Cl A	10,405	360,117
CBS Corp. Cl B	19,823	496,368
Discovery Communications, Inc. Cl A*	6,026	240,437
Discovery Communications, Inc. Cl C*	5,945	209,323
DreamWorks Animation SKG Cl A*	7,129	199,113
Lamar Advertising Co. Cl A*	9,754	360,313
Newell Rubbermaid, Inc.	26,786	512,416
Penney (J.C.) Co., Inc.	11,595	416,376
Rent-A-Center, Inc.	12,521	437,108
Skechers U.S.A., Inc. Cl A*	19,225	394,882
V.F. Corp.	10,322	1,017,027
Whirlpool Corp.	6,068	517,964
		5,161,444
CONSUMER STAPLES (4.8%)
ConAgra Foods, Inc.	32,633	775,034
Dr. Pepper Snapple Group, Inc.	18,290	679,656
J.M. Smucker Co.	7,040	502,586
Molson Coors Brewing Co. Cl B	9,596	449,956
Vector Group Ltd.	16,231	280,634
		2,687,866
ENERGY (13.2%)
Arch Coal, Inc.	18,731	675,065
Atwood Oceanics, Inc.*	16,190	751,702
Denbury Resources, Inc.*	22,070	538,508
Enterprise Products Partners LP	6,535	281,397
McMoRan Exploration Co.*	55,882	989,670
Noble Energy, Inc.	8,725	843,271
Plains Exploration & Production Co.*	12,640	457,947
Pride International, Inc.*	16,064	689,949
Range Resources Corp.	14,921	872,282
Spectra Energy Corp.	18,186	494,295
Unit Corp.*	13,292	823,439
		7,417,525
FINANCIALS (25.2%)
American Financial Group, Inc.	23,401	819,503
Ameriprise Financial, Inc.	16,144	986,076
Annaly Capital Mgmt., Inc.	17,900	312,355
Aon Corp.	13,623	721,474
Associated Banc-Corp.	36,404	540,599
Assurant, Inc.	3,679	141,678
BOK Financial Corp.	12,306	635,974
Boston Properties, Inc.	6,058	574,601
City National Corp.	4,682	267,108
Cullen/Frost Bankers, Inc.	6,131	361,852
Developers Diversified Realty Corp.	12,752	178,528
Discover Financial Svcs.	6,265	151,112
Equity Residential	17,622	994,057
Everest Re Group Ltd.	5,907	520,879
Fulton Financial Corp.	41,368	459,598
Genworth Financial, Inc. Cl A*	17,885	240,732
HCC Insurance Hldgs., Inc.	5,270	165,004
Host Hotels & Resorts, Inc.	35,760	629,734
Legg Mason, Inc.	15,970	576,357
Marsh & McLennan Cos., Inc.	12,864	383,476

National Retail Pptys., Inc.	17,093	446,640
People’s United Financial, Inc.	42,023	528,649
Principal Financial Grp., Inc.	6,976	223,999
Progressive Corp.	18,618	393,398
ProLogis	33,671	538,063
Public Storage	5,302	588,045
StanCorp Financial Group, Inc.	13,389	617,501
Vornado Realty Trust	10,209	893,288
Wilmington Trust Corp.	55,450	250,634
		14,140,914
HEALTH CARE (5.9%)
AmerisourceBergen Corp.	18,305	724,146
CIGNA Corp.	11,911	527,419
Hospira, Inc.*	9,674	534,005
Mednax, Inc.*	6,570	437,628
Mettler-Toledo Int’l., Inc.*	5,191	892,852
Mylan, Inc.*	9,239	209,448
		3,325,498
INDUSTRIALS (10.9%)
Flowserve Corp.	3,023	389,362
General Cable Corp.*	12,211	528,736
ITT Corp.	5,143	308,837
Joy Global, Inc.	8,515	841,367
Kirby Corp.*	14,332	821,080
L-3 Communications Hldgs., Inc.	3,475	272,127
Lincoln Electric Hldgs., Inc.	6,225	472,602
Oshkosh Corp.*	15,991	565,762
Precision Castparts Corp.	6,080	894,854
Shaw Group, Inc.*	17,661	625,376
Timken Co.	7,097	371,173
		6,091,276
INFORMATION TECHNOLOGY (4.1%)
Amdocs Ltd.*	14,072	405,977
Harris Corp.	7,076	350,970
NCR Corp.*	24,712	465,574
Teradata Corp.*	13,026	660,418
Xerox Corp.	38,042	405,147
		2,288,086
MATERIALS (8.8%)
Agnico-Eagle Mines Ltd.	7,619	505,521
Crown Hldgs., Inc.*	39,646	1,529,546
Cytec Industries, Inc.	13,998	761,071
Eastman Chemical Co.	7,613	756,123
Sonoco Products Co.	22,460	813,726
Steel Dynamics, Inc.	14,364	269,612
Walter Energy, Inc.	2,030	274,923
		4,910,522
TELECOMMUNICATION SERVICES (1.9%)
CenturyLink, Inc.	14,595	606,422
Windstream Corp.	36,802	473,642
		1,080,064
UTILITIES (11.0%)
Ameren Corp.	22,774	639,266
Atmos Energy Corp.	18,857	643,024
Edison International	19,188	702,089
Entergy Corp.	6,518	438,075
FirstEnergy Corp.	20,317	753,558

GenOn Energy, Inc.*	134,913	514,019
Great Plains Energy, Inc.	28,570	571,971
Integrys Energy Group, Inc.	11,119	561,621
ITC Hldgs. Corp.	10,037	701,586
NV Energy, Inc.	41,978	625,052
		6,150,261
TOTAL COMMON STOCKS (Cost: $44,920,982) 95.0%		53,253,456

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.8%)
General Electric Capital Corp.	A-1+	0.10	04/19/11	500,000	499,975
NSTAR Electric Co.	A-1	0.10	04/01/11	1,100,000	1,100,000
Toyota Motor Credit Corp.	A-1+	0.12	04/06/11	700,000	699,988
Toyota Motor Credit Corp.	A-1+	0.20	05/16/11	400,000	399,900
					2,699,863
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,699,863) 4.8%					2,699,863

TOTAL INVESTMENTS (Cost: $47,620,845) 99.8%					55,953,319

OTHER NET ASSETS 0.2%					91,126

NET ASSETS 100.0%					$56,044,445

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.4%)
99 Cents Only Stores*	20,964	410,894
Aaron’s, Inc.	32,357	820,574
Advance Auto Parts, Inc.	35,565	2,333,775
Aeropostale, Inc.*	39,254	954,657
American Eagle Outfitters, Inc.	88,639	1,408,474
American Greetings Corp. Cl A	17,926	423,054
ANN, Inc.*	26,221	763,293
Ascena Retail Group, Inc.*	31,148	1,009,507
Bally Technologies, Inc.*	23,471	888,377
Barnes & Noble, Inc.	17,294	158,932
Bob Evans Farms, Inc.	13,438	438,079
BorgWarner, Inc.*	49,211	3,921,625
Boyd Gaming Corp.*	25,026	234,494
Brinker International, Inc.	39,786	1,006,586
Career Education Corp.*	28,214	641,022
Cheesecake Factory, Inc.*	26,675	802,651
Chico’s FAS, Inc.	78,929	1,176,042
Chipotle Mexican Grill, Inc. Cl A*	14,168	3,858,938
Collective Brands, Inc.*	28,092	606,225
Deckers Outdoor Corp.*	17,391	1,498,235
Dick’s Sporting Goods, Inc.*	39,564	1,581,769
Dollar Tree, Inc.*	55,399	3,075,752
DreamWorks Animation SKG Cl A*	31,490	879,516
Eastman Kodak Co.*	113,094	365,294
Foot Locker, Inc.	70,884	1,397,832
Fossil, Inc.*	24,302	2,275,882
Gentex Corp.	63,587	1,923,507
Guess?, Inc.	27,780	1,093,143
Hanesbrands, Inc.*	43,807	1,184,541
Harte-Hanks, Inc.	17,319	206,096
International Speedway Corp. Cl A	12,693	378,251
ITT Educational Svcs., Inc.*	11,008	794,227
KB Home	32,051	398,714
Lamar Advertising Co. Cl A*	24,882	919,141
Life Time Fitness, Inc.*	17,953	669,826
LKQ Corp.*	64,863	1,563,198
Matthews International Corp. Cl A	13,113	505,506
MDC Hldgs., Inc.	16,835	426,767
Meredith Corp.	16,229	550,488
Mohawk Industries, Inc.*	24,824	1,517,988
New York Times Co. Cl A*	52,223	494,552
NVR, Inc.*	2,624	1,983,744
Office Depot, Inc.*	122,648	567,860
Panera Bread Co. Cl A*	14,168	1,799,336
PetSmart, Inc.	52,814	2,162,733
Phillips-Van Heusen Corp.	30,920	2,010,728
Polaris Industries, Inc.	15,067	1,311,130
Regis Corp.	25,459	451,643
Rent-A-Center, Inc.	28,289	987,569
Ryland Group, Inc.	19,576	311,258
Saks, Inc.*	70,769	800,397

Scholastic Corp.	10,419	281,730
Scientific Games Corp. Cl A*	28,109	245,673
Service Corp. International	106,732	1,180,456
Sotheby’s	29,792	1,567,059
Strayer Education, Inc.	5,872	766,237
The Warnaco Group, Inc.*	19,959	1,141,455
Thor Industries, Inc.	18,719	624,653
Timberland Co.*	17,297	714,193
Toll Brothers, Inc.*	64,219	1,269,610
Tractor Supply Co.	32,044	1,918,154
Tupperware Brands Corp.	27,872	1,664,237
Under Armour, Inc. Cl A*	16,714	1,137,388
Wendy’s/Arby’s Group, Inc. Cl A	143,324	720,920
Wiley (John) & Sons, Inc. Cl A	20,565	1,045,525
Williams-Sonoma, Inc.	47,007	1,903,784
WMS Industries, Inc.*	25,449	899,622
		75,024,518
CONSUMER STAPLES (3.7%)
Alberto-Culver Co.	37,287	1,389,686
BJ’s Wholesale Club, Inc.*	24,462	1,194,235
Church & Dwight Co., Inc.	31,513	2,500,241
Corn Products Int’l., Inc.	33,584	1,740,323
Energizer Hldgs., Inc.*	31,106	2,213,503
Flowers Foods, Inc.	33,584	914,492
Green Mountain Coffee Roasters, Inc.*	52,708	3,405,464
Hansen Natural Corp.*	30,980	1,865,925
Lancaster Colony Corp.	8,037	487,042
Ralcorp Hldgs., Inc.*	24,651	1,686,868
Ruddick Corp.	18,933	730,624
Smithfield Foods, Inc.*	70,762	1,702,534
Tootsie Roll Industries, Inc.	11,024	312,639
Universal Corp.	10,217	444,848
		20,588,424
ENERGY (6.4%)
Arch Coal, Inc.	71,925	2,592,177
Atwood Oceanics, Inc.*	24,967	1,159,218
Bill Barrett Corp.*	20,952	836,194
Cimarex Energy Co.	38,557	4,443,304
Comstock Resources, Inc.*	21,765	673,409
Dril-Quip, Inc.*	14,848	1,173,437
Exterran Hldgs., Inc.*	28,612	678,963
Forest Oil Corp.*	51,038	1,930,768
Frontier Oil Corp.	46,454	1,362,031
Helix Energy Solutions Group*	46,267	795,792
Northern Oil and Gas, Inc.*	24,887	664,483
Oceaneering Int’l., Inc.*	23,539	2,105,564
Overseas Shipholding Group, Inc.	11,956	384,266
Patriot Coal Corp.*	39,380	1,017,185
Patterson-UTI Energy, Inc.	69,127	2,031,643
Plains Exploration & Production Co.*	62,174	2,252,564
Pride International, Inc.*	79,206	3,401,898
Quicksilver Resources, Inc.*	53,828	770,279
SM Energy Co.	28,624	2,123,615
Southern Union Co.	55,536	1,589,440
Superior Energy Services, Inc.*	35,273	1,446,193
Tidewater, Inc.	22,989	1,375,892

Unit Corp.*	17,467	1,082,081
		35,890,396
FINANCIALS (18.7%)
Affiliated Managers Group, Inc.*	22,884	2,502,823
Alexandria Real Estate Equities, Inc.	24,638	1,921,025
AMB Property Corp.	74,191	2,668,650
American Financial Group, Inc.	33,784	1,183,116
Apollo Investment Corp.	86,924	1,048,303
Aspen Insurance Hldgs. Ltd.	31,089	856,813
Associated Banc-Corp.	76,545	1,136,693
Astoria Financial Corp.	36,353	522,393
BancorpSouth, Inc.	32,625	504,056
Bank of Hawaii Corp.	21,257	1,016,510
Berkley (W.R.) Corp.	51,288	1,651,987
BRE Properties, Inc.	28,888	1,362,936
Brown & Brown, Inc.	52,313	1,349,675
Camden Property Trust	30,936	1,757,784
Cathay General Bancorp	35,030	597,262
City National Corp.	20,728	1,182,532
Commerce Bancshares, Inc.	34,082	1,378,276
Corporate Office Pptys. Trust	29,393	1,062,263
Cousins Properties, Inc.	45,851	382,856
Cullen/Frost Bankers, Inc.	27,161	1,603,042
Duke Realty Corp.	110,456	1,547,489
East West Bancorp, Inc.	65,251	1,432,912
Eaton Vance Corp.	52,604	1,695,953
Equity One, Inc.	21,304	399,876
Essex Property Trust, Inc.	14,295	1,772,580
Everest Re Group Ltd.	24,165	2,130,870
Federal Realty Investment Trust	27,383	2,233,357
Fidelity Nat’l. Financial, Inc. Cl A	100,000	1,413,000
First American Financial Corp.	46,775	771,788
First Niagara Financial Group, Inc.	93,253	1,266,376
FirstMerit Corp.	48,047	819,682
Fulton Financial Corp.	88,102	978,813
Gallagher (Arthur J.) & Co.	48,528	1,475,736
Greenhill & Co., Inc.	11,328	745,269
Hanover Insurance Group, Inc.	19,982	904,186
HCC Insurance Hldgs., Inc.	50,658	1,586,102
Highwoods Properties, Inc.	31,668	1,108,697
Hospitality Properties Trust	54,400	1,259,360
International Bancshares Corp.	23,313	427,560
Jefferies Group, Inc.	55,541	1,385,193
Jones Lang LaSalle, Inc.	18,903	1,885,385
Liberty Property Trust	50,827	1,672,208
Mack-Cali Realty Corp.	38,207	1,295,217
Mercury General Corp.	15,785	617,667
MSCI, Inc. Cl A*	52,841	1,945,606
Nationwide Health Pptys., Inc.	56,155	2,388,272
New York Community Bancorp, Inc.	195,894	3,381,130
NewAlliance Bancshares, Inc.	46,750	693,770
Old Republic Int’l. Corp.	115,125	1,460,936
OMEGA Healthcare Investors, Inc.	44,587	996,074
PacWest Bancorp	14,169	308,176
Potlatch Corp.	17,751	713,590
Prosperity Bancshares, Inc.	20,668	883,970

Protective Life Corp.	38,291	1,016,626
Raymond James Financial, Inc.	44,720	1,710,093
Rayonier, Inc.	35,921	2,238,238
Realty Income Corp.	56,381	1,970,516
Regency Centers Corp.	36,464	1,585,455
Reinsurance Grp. of America, Inc.	34,694	2,178,089
SEI Investments Co.	63,898	1,525,884
Senior Housing Pptys. Trust	63,461	1,462,141
SL Green Realty Corp	34,988	2,631,098
StanCorp Financial Group, Inc.	20,265	934,622
SVB Financial Group*	18,657	1,062,143
Synovus Financial Corp.	348,192	835,661
Taubman Centers, Inc.	24,733	1,325,194
TCF Financial Corp.	68,645	1,088,710
The Macerich Co.	57,880	2,866,796
Transatlantic Hldgs., Inc.	27,552	1,340,956
Trustmark Corp.	25,019	585,945
UDR, Inc.	81,189	1,978,576
Unitrin, Inc.	21,560	665,773
Valley National Bancorp	71,214	994,147
Waddell & Reed Financial, Inc. Cl A	38,007	1,543,464
Washington Federal, Inc.	49,759	862,821
Webster Financial Corp.	32,056	686,960
Weingarten Realty Investors	53,353	1,337,026
Westamerica Bancorporation	12,826	658,872
		104,371,601
HEALTH CARE (10.4%)
Allscripts Healthcare Solutions, Inc.*	83,403	1,750,629
Beckman Coulter, Inc.	30,137	2,503,481
Bio-Rad Laboratories, Inc. Cl A*	8,634	1,037,289
Charles River Laboratories Int’l., Inc.*	24,673	946,950
Community Health Systems, Inc.*	41,372	1,654,466
Cooper Companies, Inc.*	21,611	1,500,884
Covance, Inc.*	26,654	1,458,507
Endo Pharmaceuticals Hldgs., Inc.*	52,073	1,987,106
Gen-Probe, Inc.*	21,551	1,429,909
Health Management Associates, Inc. Cl A*	110,008	1,199,087
Health Net, Inc.*	41,336	1,351,687
Hill-Rom Hldgs., Inc.	27,859	1,058,085
Hologic, Inc.*	116,256	2,580,883
IDEXX Laboratories, Inc.*	25,387	1,960,384
Immucor, Inc.*	31,131	615,771
Kindred Healthcare, Inc.*	17,661	421,745
Kinetic Concepts, Inc.*	27,756	1,510,482
LifePoint Hospitals, Inc.*	22,669	910,840
Lincare Hldgs., Inc.	42,898	1,272,355
Masimo Corp.	26,358	872,450
Medicis Pharmaceutical Corp. Cl A	26,328	843,549
Mednax, Inc.*	21,484	1,431,049
Mettler-Toledo Int’l., Inc.*	14,277	2,455,644
Omnicare, Inc.	52,516	1,574,955
Owens & Minor, Inc.	27,978	908,725
Perrigo Co.	36,699	2,918,304
Pharmaceutical Product Development, Inc.	50,951	1,411,852
ResMed, Inc.*	68,709	2,061,270
Schein (Henry), Inc.*	40,562	2,846,236

Steris Corp.	26,230	905,984
Techne Corp.	16,551	1,185,052
Teleflex, Inc.	17,730	1,027,985
Thoratec Corp.*	26,166	678,484
United Therapeutics Corp.*	22,569	1,512,574
Universal Health Svcs., Inc. Cl B	43,578	2,153,189
VCA Antech, Inc.*	38,088	959,056
Vertex Pharmaceuticals, Inc.*	91,553	4,388,131
WellCare Health Plans, Inc.*	18,655	782,577
		58,067,606
INDUSTRIALS (14.8%)
Acuity Brands, Inc.	19,026	1,112,831
Aecom Technology Corp.*	52,060	1,443,624
AGCO Corp.*	41,427	2,277,242
AirTran Hldgs., Inc.*	60,392	449,920
Alaska Air Group, Inc.*	15,294	969,945
Alexander & Baldwin, Inc.	19,107	872,235
Alliant TechSystems, Inc.	14,892	1,052,418
AMETEK, Inc.	70,942	3,112,226
BE Aerospace, Inc.*	45,077	1,601,586
Bucyrus International, Inc.	36,398	3,328,597
Carlisle Cos., Inc.	27,110	1,207,751
Clean Harbors, Inc.*	10,124	998,834
Con-way, Inc.	24,510	962,998
Copart, Inc.*	26,456	1,146,338
Corporate Executive Board Co.	14,817	598,162
Corrections Corp. of America*	48,458	1,182,375
Crane Co.	20,404	988,166
Deluxe Corp.	23,009	610,659
Donaldson Co., Inc.	33,553	2,056,463
FTI Consulting, Inc.*	20,403	782,047
Gardner Denver, Inc.	22,819	1,780,567
GATX Corp.	20,464	791,138
Graco, Inc.	26,429	1,202,255
Granite Construction, Inc.	14,995	421,360
Harsco Corp.	35,609	1,256,642
HNI Corp.	19,358	610,938
Hubbell, Inc. Cl B	26,724	1,898,206
Hunt (J.B.) Transport Svcs., Inc.	38,898	1,766,747
Huntington Ingalls Industries, Inc.*	22,985	953,878
IDEX Corp.	36,260	1,582,749
JetBlue Airways Corp*	89,821	563,178
Kansas City Southern*	45,529	2,479,054
KBR, Inc.	65,449	2,472,009
Kennametal, Inc.	36,196	1,411,644
Kirby Corp.*	23,745	1,360,351
Korn/Ferry International*	20,648	459,831
Landstar System, Inc.	21,321	973,943
Lennox International, Inc.	19,853	1,043,871
Lincoln Electric Hldgs., Inc.	18,650	1,415,908
Manpower, Inc.	36,002	2,263,806
Miller (Herman), Inc.	25,420	698,796
Mine Safety Appliances Co.	13,683	501,756
MSC Industrial Direct Co., Inc. Cl A	19,919	1,363,854
Nordson Corp.	15,046	1,731,193
Oshkosh Corp.*	40,681	1,439,294

Pentair, Inc.	43,537	1,645,263
Regal-Beloit Corp.	16,879	1,246,177
Rollins, Inc.	28,179	572,034
Shaw Group, Inc.*	37,762	1,337,152
SPX Corp.	22,363	1,775,399
Terex Corp.*	47,217	1,748,918
The Brink’s Co.	20,408	675,709
Thomas & Betts Corp.*	22,827	1,357,522
Timken Co.	36,120	1,889,076
Towers Watson & Co. Cl A	20,237	1,122,344
Trinity Industries, Inc.	35,477	1,300,942
United Rentals, Inc.*	26,584	884,716
URS Corp.*	35,679	1,643,018
Valmont Industries, Inc.	9,512	992,767
Wabtec Corp.	21,235	1,440,370
Waste Connections, Inc.	50,576	1,456,083
Watsco, Inc.	12,349	860,849
Werner Enterprises, Inc.	19,891	526,515
Woodward, Inc.	25,629	885,738
		82,557,977
INFORMATION TECHNOLOGY (15.7%)
ACI Worldwide, Inc.*	14,689	481,799
Acxiom Corp.*	34,608	496,625
Adtran, Inc.	28,933	1,228,495
Advent Software, Inc.*	14,347	411,328
Alliance Data Systems Corp.*	22,753	1,954,255
ANSYS, Inc.*	40,664	2,203,582
AOL, Inc.*	46,768	913,379
Arrow Electronics, Inc.*	50,511	2,115,401
Atmel Corp.*	203,320	2,771,252
Avnet, Inc.*	68,138	2,322,824
Broadridge Financial Solutions, Inc.	56,569	1,283,551
Cadence Design Systems, Inc.*	118,005	1,150,549
Ciena Corp.*	45,247	1,174,612
Concur Technologies, Inc.*	20,499	1,136,670
Convergys Corp.*	54,025	775,799
CoreLogic, Inc.*	45,678	845,043
Cree, Inc.*	48,876	2,256,116
Cypress Semiconductor Corp.*	78,285	1,517,163
Diebold, Inc.	29,127	1,032,843
Digital River, Inc.*	17,377	650,421
DST Systems, Inc.	15,600	823,992
Equinix, Inc.*	20,141	1,834,845
FactSet Research Systems, Inc.	20,496	2,146,546
Fair Isaac Corp.	17,639	557,569
Fairchild Semiconductor Int’l., Inc.*	55,520	1,010,464
Gartner, Inc.*	37,684	1,570,292
Global Payments, Inc.	35,681	1,745,515
Henry (Jack) & Associates, Inc.	38,043	1,289,277
Informatica Corp.*	41,717	2,178,879
Ingram Micro, Inc. Cl A*	70,325	1,478,935
Integrated Device Technology, Inc.*	65,988	486,332
International Rectifier Corp.*	30,750	1,016,595
Intersil Corp. Cl A	54,853	682,920
Itron, Inc.*	18,008	1,016,372
Lam Research Corp.*	55,909	3,167,804

Lender Processing Svcs., Inc.	39,199	1,261,816
ManTech International Corp. Cl A*	9,988	423,491
Mentor Graphics Corp.*	48,591	710,886
Micros Systems, Inc.*	35,985	1,778,739
National Instruments Corp.	39,297	1,287,763
NCR Corp.*	70,017	1,319,120
NeuStar, Inc. Cl A*	32,553	832,706
Parametric Technology Corp.*	52,497	1,180,658
Plantronics, Inc.	21,409	783,998
Polycom, Inc.*	39,784	2,062,800
QLogic Corp.*	46,661	865,562
Quest Software, Inc.*	28,243	717,090
Rackspace Hosting, Inc.*	43,372	1,858,490
RF Micro Devices, Inc.*	122,816	787,251
Riverbed Technology, Inc.*	69,688	2,623,753
Rovi Corp.*	51,405	2,757,878
Semtech Corp.*	28,565	714,696
Silicon Laboratories, Inc.*	19,714	851,842
Skyworks Solutions, Inc.*	82,775	2,683,566
Solera Hldgs., Inc.	31,330	1,600,963
SRA International, Inc. Cl A*	18,957	537,621
Synopsys, Inc.*	67,389	1,863,306
Tech Data Corp.*	20,642	1,049,852
Tibco Software, Inc.*	73,172	1,993,937
Trimble Navigation Ltd.*	54,441	2,751,448
ValueClick, Inc.*	35,786	517,466
Varian Semiconductor Equipment Assocs., Inc.*	33,505	1,630,688
Vishay Intertechnology, Inc.*	72,436	1,285,015
Zebra Technologies Corp. Cl A*	24,555	963,538
		87,423,983
MATERIALS (6.6%)
Albemarle Corp.	40,988	2,449,853
AptarGroup, Inc.	29,664	1,487,056
Ashland, Inc.	35,217	2,034,134
Cabot Corp.	28,981	1,341,530
Carpenter Technology Corp.	19,397	828,446
Commercial Metals Co.	51,135	883,101
Compass Minerals Int’l., Inc.	14,552	1,361,049
Cytec Industries, Inc.	21,957	1,193,802
Greif, Inc. Cl A	13,787	901,808
Intrepid Potash, Inc.*	19,653	684,317
Louisiana-Pacific Corp.*	57,733	606,197
Lubrizol Corp.	28,658	3,839,026
Martin Marietta Materials, Inc	20,204	1,811,693
Minerals Technologies, Inc.	8,012	548,982
NewMarket Corp.	4,254	673,068
Olin Corp.	35,201	806,807
Packaging Corp. of America	45,632	1,318,308
Reliance Steel & Aluminum Co.	33,441	1,932,221
Rock-Tenn Co. Cl A	17,421	1,208,146
RPM International, Inc.	57,887	1,373,659
Scotts Miracle-Gro Co. Cl A	20,163	1,166,430
Sensient Technologies Corp.	22,022	789,268
Silgan Hldgs., Inc.	21,814	831,986
Sonoco Products Co.	44,850	1,624,916
Steel Dynamics, Inc.	98,933	1,856,972

Temple-Inland, Inc.	47,668	1,115,431
Valspar Corp.	42,447	1,659,678
Worthington Industries, Inc.	24,512	512,791
		36,840,675
TELECOMMUNICATION SERVICES (0.5%)
Telephone & Data Systems, Inc.	40,371	1,360,503
tw telecom inc*	66,490	1,276,608
		2,637,111
UTILITIES (5.6%)
AGL Resources, Inc.	34,631	1,379,699
Alliant Energy Corp.	49,484	1,926,412
Aqua America, Inc.	60,996	1,396,198
Atmos Energy Corp.	39,973	1,363,079
Black Hills Corp.	17,152	573,563
Cleco Corp.	26,901	922,435
DPL, Inc.	52,937	1,451,003
Energen Corp.	32,013	2,020,661
Great Plains Energy, Inc.	60,205	1,205,304
Hawaiian Electric Industries, Inc.	42,243	1,047,626
Idacorp, Inc.	21,805	830,771
MDU Resources Group	83,446	1,916,755
National Fuel Gas Co.	36,506	2,701,444
NSTAR	45,804	2,119,351
NV Energy, Inc.	104,792	1,560,353
OGE Energy Corp.	43,197	2,184,040
PNM Resources, Inc.	38,280	571,138
Questar Corp.	78,922	1,377,189
UGI Corp.	48,986	1,611,639
Vectren Corp.	35,964	978,221
Westar Energy, Inc.	50,207	1,326,469
WGL Hldgs., Inc.	22,598	881,322
		31,344,672
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $418,575,609) 95.8%		534,746,963

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	AAA	0.07	05/19/11	500,000	499,953
U.S. Treasury Bill (1)	AAA	0.11	05/19/11	2,000,000	1,999,707
					2,499,660
U.S. GOVERNMENT AGENCIES (0.1%)
FHLB	AAA	0.10	06/03/11	900,000	899,896

COMMERCIAL PAPER (3.1%)
Colgate-Palmolive Corp.†	A-1+	0.10	04/18/11	4,000,000	3,999,811
General Electric Capital Corp.	A-1+	0.17	05/16/11	5,000,000	4,998,937
NSTAR Electric Co.	A-1	0.10	04/01/11	3,000,000	3,000,000
Toyota Motor Credit Corp.	A-1+	0.10	04/06/11	5,000,000	4,999,931
					16,998,679
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $20,398,174) 3.7%					20,398,235

TEMPORARY CASH INVESTMENTS (2) (Cost: $112,800) 0.0% (3)					112,800

TOTAL INVESTMENTS (Cost: $439,086,583) 99.5%					555,257,998

OTHER NET ASSETS 0.5%					2,867,526

NET ASSETS 100.0%					$558,125,524

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (97.1%)
iShares MSCI EAFE Growth Index Fund	87,071	5,419,299
iShares MSCI EAFE Index Fund	119,846	7,201,546
iShares MSCI EAFE Value Index Fund	100,690	5,337,577
Vanguard Europe Pacific ETF	859,471	32,066,864
Vanguard European ETF	191,235	9,934,658
Vanguard Pacific ETF	97,359	5,435,553
		65,395,497
TOTAL COMMON STOCKS (Cost: $58,432,100) 97.1%		65,395,497

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.5%)
FHLMC	AAA	0.14	05/09/11	1,000,000	999,852

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $999,852) 1.5%					999,852

TOTAL INVESTMENTS (Cost: $59,431,952) 98.6%					66,395,349

OTHER NET ASSETS 1.4%					954,113

NET ASSETS 100.0%					$67,349,462

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.2%)
Amazon.com, Inc.*	6,758	1,217,319
Apollo Group, Inc.*	11,478	478,747
Darden Restaurants, Inc.	10,013	491,939
Discovery Communications, Inc. Cl A*	9,058	361,414
Disney (Walt) Co.	26,898	1,159,035
Ford Motor Co.*	66,350	989,279
Johnson Controls, Inc.	23,444	974,567
Staples, Inc.	23,964	465,381
Starbucks Corp.	39,731	1,468,060
Target Corp.	7,457	372,925
Time Warner Cable, Inc.	10,059	717,609
Time Warner, Inc.	16,935	604,580
Urban Outfitters, Inc.*	12,123	361,629
Viacom, Inc. Cl B	19,209	893,603
		10,556,087
CONSUMER STAPLES (5.2%)
Dr. Pepper Snapple Group, Inc.	27,430	1,019,299
Estee Lauder Cos., Inc. Cl A	5,740	553,106
General Mills, Inc.	18,726	684,435
Kraft Foods, Inc. Cl A	29,603	928,350
PepsiCo, Inc.	24,704	1,591,185
Proctor & Gamble Co.	31,541	1,942,926
Sara Lee Corp.	22,018	389,058
Wal-Mart Stores, Inc.	33,048	1,720,148
		8,828,507
ENERGY (8.1%)
Apache Corp.	8,876	1,162,046
ConocoPhillips	25,055	2,000,892
Exxon Mobil Corp.	47,917	4,031,253
Halliburton Co.	29,517	1,471,127
Hess Corp.	8,585	731,528
National Oilwell Varco, Inc.	13,277	1,052,468
Noble Energy, Inc.	11,366	1,098,524
Occidental Petroleum Corp.	13,978	1,460,561
Range Resources Corp.	7,456	435,878
Southwestern Energy Co.*	5,667	243,511
		13,687,788
FINANCIALS (9.6%)
Aon Corp.	8,644	457,786
Bank of America Corp.	98,909	1,318,457
BB&T Corp.	27,327	750,126
Berkshire Hathaway, Inc. Cl B*	16,501	1,379,979
Capital One Financial Corp.	26,830	1,394,087
Citigroup, Inc.*	260,443	1,151,158
Franklin Resources, Inc.	3,446	431,026
Goldman Sachs Group, Inc.	9,230	1,462,678
JPMorgan Chase & Co.	59,302	2,733,822
MetLife, Inc.	26,944	1,205,205
PNC Financial Svcs. Grp., Inc.	12,023	757,329
Simon Property Group, Inc.	9,605	1,029,272
Wells Fargo & Co.	73,250	2,322,025
		16,392,950

HEALTH CARE (6.5%)
Abbott Laboratories	30,113	1,477,043
Celgene Corp.*	12,456	716,594
Express Scripts, Inc.*	7,607	423,025
Gilead Sciences, Inc.*	23,045	978,030
McKesson Corp.	12,793	1,011,287
Merck & Co., Inc.	41,263	1,362,092
Mylan, Inc.*	40,233	912,082
Pfizer, Inc.	93,420	1,897,360
St. Jude Medical, Inc.	20,648	1,058,416
UnitedHealth Group, Inc.	18,579	839,771
WellPoint, Inc.	6,027	420,624
		11,096,324
INDUSTRIALS (6.3%)
Boeing Co.	19,823	1,465,514
Cummins, Inc.	10,067	1,103,545
Expeditors Int’l. of Wash.	18,492	927,189
FedEx Corp.	10,083	943,265
Flowserve Corp.	5,121	659,585
General Electric Co.	116,595	2,337,730
Illinois Tool Works, Inc.	15,055	808,755
Precision Castparts Corp.	7,904	1,163,311
Roper Industries, Inc.	5,835	504,494
Union Pacific Corp.	7,052	693,423
		10,606,811
INFORMATION TECHNOLOGY (11.3%)
Apple, Inc.*	10,766	3,751,413
Automatic Data Processing, Inc.	12,033	617,413
Cisco Systems, Inc.	62,172	1,066,250
Cognizant Technology Solutions*	8,734	710,948
EMC Corp.*	22,189	589,118
Google, Inc.*	3,166	1,855,941
Hewlett-Packard Co.	29,252	1,198,454
Int’l. Business Machines Corp.	11,860	1,934,010
KLA-Tencor Corp.	13,795	653,469
Microsoft Corp.	61,228	1,552,742
Nortel Networks Corp.*	6,040	157
Oracle Corp.	39,863	1,330,228
QUALCOMM, Inc.	21,800	1,195,294
Red Hat, Inc.*	11,204	508,550
Salesforce.com, inc.*	8,465	1,130,755
Texas Instruments, Inc.	25,026	864,899
Yahoo!, Inc.*	20,946	348,751
		19,308,392
MATERIALS (2.7%)
Ball Corp.	15,954	571,951
Dow Chemical Co.	21,468	810,417
Eastman Chemical Co.	11,566	1,148,735
FMC Corp.	9,191	780,592
Freeport-McMoRan Copper & Gold, Inc.	21,898	1,216,434
		4,528,129
TELECOMMUNICATION SERVICES (1.7%)
American Tower Corp. Cl A*	20,096	1,041,375
Sprint Nextel Corp.*	156,949	728,243
Verizon Communications, Inc.	27,786	1,070,872
		2,840,490

UTILITIES (1.7%)
Dominion Resources, Inc.	18,342	819,887
Edison International	10,607	388,110
Entergy Corp.	2,868	192,758
PPL Corp.	11,769	297,756
Public Svc. Enterprise Group, Inc.	20,672	651,375
Sempra Energy	9,648	516,168
		2,866,054
TOTAL COMMON STOCKS (Cost: $84,171,978) 59.3%		100,711,532

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.2%)
U.S. Treasury Note	AAA	2.25	11/30/17	250,000	241,485
U.S. Treasury Note	AAA	3.13	05/15/19	1,100,000	1,099,914
U.S. Treasury Strip	AAA	0.00	08/15/21	300,000	201,790
U.S. Treasury Strip	AAA	0.00	11/15/21	11,050,000	7,316,023
					8,859,212
U.S. GOVERNMENT AGENCIES (13.1%)
MORTGAGE-BACKED OBLIGATIONS (13.1%)
FHARM	AAA	4.64	09/01/39	250,180	262,556
FHARM	AAA	5.22	04/01/37	299,486	319,065
FHARM	AAA	5.24	02/01/36	230,371	245,656
FHARM	AAA	5.43	05/01/37	283,761	302,776
FHARM	AAA	5.77	03/01/37	161,570	174,366
FHLMC	AAA	4.00	02/01/25	300,954	309,842
FHLMC	AAA	4.50	08/01/34	286,733	293,864
FHLMC	AAA	4.50	08/15/35	208,214	205,926
FHLMC	AAA	5.00	02/01/26	145,172	152,933
FHLMC	AAA	5.50	01/15/32	190,000	204,683
FHLMC	AAA	5.50	07/01/32	279,348	300,163
FHLMC	AAA	6.00	03/15/32	214,130	236,346
FNMA	AAA	4.00	05/01/19	159,907	167,303
FNMA	AAA	4.00	10/01/30	600,865	598,877
FNMA	AAA	4.00	05/01/35	380,573	379,052
FNMA	AAA	4.50	05/01/18	206,450	218,606
FNMA	AAA	4.50	05/01/30	399,117	410,248
FNMA	AAA	4.50	08/01/33	300,566	309,591
FNMA	AAA	4.50	09/01/33	503,161	518,270
FNMA	AAA	4.50	06/01/34	360,463	370,385
FNMA	AAA	4.50	08/01/35	432,986	444,229
FNMA	AAA	4.50	12/01/35	352,407	361,558
FNMA	AAA	4.50	05/01/40	439,633	454,530
FNMA	AAA	5.00	04/01/18	420,033	449,728
FNMA	AAA	5.00	06/01/33	473,629	499,265
FNMA	AAA	5.00	09/01/33	275,706	290,629
FNMA	AAA	5.00	11/01/33	855,031	901,312
FNMA	AAA	5.00	11/01/33	313,988	330,984
FNMA	AAA	5.00	03/01/34	148,529	156,568
FNMA	AAA	5.00	04/01/34	164,944	173,692
FNMA	AAA	5.00	09/01/35	225,526	237,345
FNMA	AAA	5.00	11/25/35	300,000	314,168
FNMA	AAA	5.00	05/01/39	396,787	421,554
FNMA	AAA	5.50	04/01/17	32,446	35,213

FNMA	AAA	5.50	05/01/17	18,229	19,783
FNMA	AAA	5.50	06/01/17	5,720	6,208
FNMA	AAA	5.50	07/01/33	341,902	368,167
FNMA	AAA	5.50	10/01/33	544,584	586,419
FNMA	AAA	5.50	03/01/34	105,030	113,099
FNMA	AAA	5.50	05/01/34	842,260	905,910
FNMA	AAA	5.50	07/01/34	189,570	203,895
FNMA	AAA	5.50	09/01/34	388,119	418,419
FNMA	AAA	5.50	09/01/34	252,665	271,759
FNMA	AAA	5.50	10/01/34	169,437	182,241
FNMA	AAA	5.50	02/01/35	229,550	246,897
FNMA	AAA	5.50	02/01/35	190,568	204,790
FNMA	AAA	5.50	04/01/35	277,575	298,291
FNMA	AAA	5.50	08/01/35	109,504	117,677
FNMA	AAA	5.50	07/01/36	309,444	332,829
FNMA	AAA	5.50	08/01/37	132,774	142,310
FNMA	AAA	5.50	11/01/38	176,390	187,295
FNMA	AAA	5.50	06/01/48	174,808	185,833
FNMA	AAA	6.00	03/01/17	12,486	13,649
FNMA	AAA	6.00	05/01/23	90,787	100,499
FNMA	AAA	6.00	03/01/32	10,633	11,708
FNMA	AAA	6.00	04/01/32	63,963	70,428
FNMA	AAA	6.00	04/01/32	37,391	41,170
FNMA	AAA	6.00	05/01/32	63,905	70,364
FNMA	AAA	6.00	04/01/33	228,626	251,735
FNMA	AAA	6.00	05/01/33	150,712	165,851
FNMA	AAA	6.00	06/01/34	145,717	160,081
FNMA	AAA	6.00	09/01/34	67,210	73,835
FNMA	AAA	6.00	10/01/34	129,969	142,780
FNMA	AAA	6.00	11/01/34	141,372	155,307
FNMA	AAA	6.00	12/01/36	233,492	255,049
FNMA	AAA	6.00	01/01/37	207,739	226,918
FNMA	AAA	6.00	04/01/37	133,812	144,661
FNMA	AAA	6.00	05/01/37	160,739	173,770
FNMA	AAA	6.00	06/01/37	211,178	228,299
FNMA	AAA	6.00	10/25/44	221,415	244,110
FNMA	AAA	6.00	02/25/47	175,637	191,005
FNMA	AAA	6.00	12/25/49	187,706	206,946
FNMA	AAA	6.50	09/01/16	14,032	15,378
FNMA	AAA	6.50	03/01/17	29,155	32,043
FNMA	AAA	6.50	05/01/17	7,497	8,240
FNMA	AAA	6.50	06/01/17	33,797	37,145
FNMA	AAA	6.50	04/01/32	34,552	39,086
FNMA	AAA	6.50	05/01/32	70,202	79,414
FNMA	AAA	6.50	05/01/32	68,189	77,138
FNMA	AAA	6.50	07/01/32	26,481	29,956
FNMA	AAA	6.50	07/01/34	116,638	131,507
FNMA	AAA	6.50	05/01/37	150,573	168,969
FNMA	AAA	6.50	09/01/37	177,397	199,069
FNMA	AAA	7.00	09/01/31	30,135	34,698
FNMA	AAA	7.00	11/01/31	22,920	26,390
FNMA	AAA	7.00	04/01/32	28,382	32,689
FNMA	AAA	7.50	06/01/31	18,059	20,967
FNMA	AAA	7.50	02/01/32	12,728	14,786
FNMA	AAA	7.50	04/01/32	24,380	28,339
FNMA	AAA	7.50	06/01/32	20,104	23,369
FNMA	AAA	8.00	03/01/31	13,189	15,422
FNMA	AAA	8.00	04/01/32	14,561	17,039
FNMA	AAA	8.00	04/01/32	2,634	3,084
GNMA (4)	AAA	3.50	09/20/33	485,633	503,668

GNMA (4)	AAA	3.50	01/20/37	498,950	508,748
GNMA (4)	AAA	4.50	10/15/40	397,119	410,418
GNMA (4)	AAA	5.00	06/20/39	218,249	222,810
GNMA (4)	AAA	5.00	11/15/39	322,384	342,483
GNMA (4)	AAA	6.50	04/15/31	6,967	7,891
GNMA (4)	AAA	6.50	10/15/31	11,927	13,507
GNMA (4)	AAA	6.50	12/15/31	9,221	10,443
GNMA (4)	AAA	6.50	05/15/32	12,334	13,969
GNMA (4)	AAA	7.00	05/15/31	8,549	9,898
GNMA (4)	AAA	7.00	09/15/31	9,995	11,573
GNMA (4)	AAA	7.00	09/15/31	2,461	2,850
GNMA (4)	AAA	7.00	05/15/32	4,732	5,471
Vendee Mortgage Trust (4)	AAA	5.25	01/15/32	390,136	420,972
					22,290,699
CORPORATE DEBT (18.6%)
CONSUMER DISCRETIONARY (2.8%)
Black & Decker Corp.	A	4.75	11/01/14	750,000	806,646
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	500,000	493,833
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	252,188
Fortune Brands, Inc.	BBB-	4.88	12/01/13	500,000	527,065
Home Depot, Inc.	BBB+	5.40	03/01/16	500,000	552,905
Johnson Controls, Inc.	BBB+	4.88	09/15/13	500,000	538,291
Marriott International, Inc.	BBB	5.63	02/15/13	500,000	534,911
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	246,227
Scholastic Corp.	BB-	5.00	04/15/13	500,000	505,625
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	274,829
					4,732,520
CONSUMER STAPLES (0.6%)
Corn Products Int’l., Inc.	BBB	4.63	11/01/20	250,000	245,720
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	281,591
Kroger Co.	BBB	4.95	01/15/15	500,000	539,520
					1,066,831
ENERGY (3.9%)
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	537,653
Enbridge, Inc.	A-	5.80	06/15/14	100,000	110,844
Kinder Morgan, Inc.	BB	5.15	03/01/15	500,000	523,750
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	257,926
Noble Corp.	A-	7.50	03/15/19	800,000	947,824
Seacor Hldgs., Inc.	BBB-	7.38	10/01/19	250,000	265,940
Seariver Maritime, Inc.	AAA	0.00	09/01/12	3,000,000	2,903,686
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	534,272
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	500,000	536,920
					6,618,815
FINANCIALS (6.3%)
Alleghany Corp.	BBB	5.63	09/15/20	250,000	253,314
Ally Financial, Inc.	B	0.00	12/01/12	2,500,000	2,340,620
Bank of America Corp.	A	3.70	09/01/15	250,000	250,401
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	284,027
Block Financial LLC	BBB	5.13	10/30/14	250,000	257,856
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	500,000	529,953
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	272,840
Colonial Realty LP	BB+	4.80	04/01/11	250,000	250,000
Duke Realty LP	BBB-	4.63	05/15/13	250,000	261,537
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	500,000	544,375
First Horizon National Corp.	BB+	4.50	05/15/13	1,500,000	1,542,166
First Industrial LP	BB-	6.88	04/15/12	250,000	252,808
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	505,986
Hartford Financial Svcs.	BBB	5.50	10/15/16	250,000	262,155
HCP, Inc.	BBB	5.65	12/15/13	250,000	270,781
Health Care REIT, Inc.	BBB-	6.13	04/15/20	250,000	264,419

Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	500,000	524,875
Lincoln National Corp.	A-	5.65	08/27/12	500,000	528,862
Markel Corp.	BBB	6.80	02/15/13	250,000	268,449
Morgan Stanley	A	4.00	07/24/15	250,000	254,070
Pacific LifeCorp.†	BBB+	6.00	02/10/20	100,000	106,485
Regency Centers LP	BBB	4.95	04/15/14	250,000	262,877
Zions Bancorporation	BB+	5.65	05/15/14	397,000	403,629
					10,692,485
HEALTH CARE (1.1%)
Allergan, Inc.	A+	5.75	04/01/16	250,000	282,353
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	543,570
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	250,878
WellPoint, Inc.	A-	4.35	08/15/20	250,000	249,417
Wyeth	AA	5.50	03/15/13	500,000	541,932
					1,868,150
INDUSTRIALS (1.4%)
CSX Corp.	BBB-	6.25	04/01/15	250,000	282,640
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	500,000	518,506
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	248,982
Masco Corp.	BBB	5.88	07/15/12	500,000	523,451
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	250,000	254,381
Steelcase, Inc.	BBB-	6.50	08/15/11	500,000	509,010
					2,336,970
MATERIALS (1.4%)
Geon Co.	B+	7.50	12/15/15	1,000,000	1,027,500
Lubrizol Corp.	BBB+	5.50	10/01/14	500,000	558,399
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	250,000	250,000
Temple-Inland, Inc.	BBB	7.88	05/01/12	228,000	243,206
Vulcan Materials Co.	BB	7.00	06/15/18	250,000	255,937
					2,335,042
TELECOMMUNICATION SERVICES (0.3%)
CenturyLink, Inc.	BBB-	5.00	02/15/15	500,000	523,514

UTILITIES (0.8%)
Ameren Energy Generating Co.	BBB-	6.30	04/01/20	250,000	245,735
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	262,242
Carolina Power & Light Co.	A	5.25	12/15/15	500,000	555,120
Entergy Corp.	BBB-	5.13	09/15/20	250,000	243,983
					1,307,080
TOTAL LONG-TERM DEBT SECURITIES (Cost: $59,489,092) 36.9%					62,631,318

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.9%)
General Electric Capital Corp.	A-1+	0.21	04/29/11	450,000	449,927
NSTAR Electric Co.	A-1	0.10	04/01/11	3,000,000	3,000,000
Toyota Motor Credit Corp.	A-1+	0.19	05/09/11	1,500,000	1,499,699
					4,949,626
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,949,626) 2.9%					4,949,626

TEMPORARY CASH INVESTMENTS (2) (Cost: $856,300) 0.5%					856,300

TOTAL INVESTMENTS (Cost: $149,466,996) 99.6%					169,148,776

OTHER NET ASSETS 0.4%					689,879

NET ASSETS 100.0%					$169,838,655

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.1%)	4,078,233	5,527,303
Equity Index Fund (21.9%)	1,902,136	4,171,891
Mid-Cap Equity Index Fund (6.1%)	701,839	1,159,556
Mid-Term Bond Fund (36.4%)	6,727,059	6,929,651
Money Market Fund (6.5%)	1,021,196	1,229,823

TOTAL INVESTMENTS (Cost: $18,087,417) 100.0%		19,018,224

OTHER NET ASSETS		—

NET ASSETS 100.0%		$19,018,224

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.5%)	3,657,027	4,956,434
Equity Index Fund (26.4%)	2,535,587	5,561,220
International Fund (3.9%)	1,123,188	821,788
Mid-Cap Equity Index Fund (16.4%)	2,087,518	3,448,930
Mid-Term Bond Fund (25.4%)	5,203,936	5,360,659
Money Market Fund (4.4%)	772,907	930,809

TOTAL INVESTMENTS (Cost: $18,450,596) 100.0%		21,079,840

OTHER NET ASSETS		—

NET ASSETS 100.0%		$21,079,840

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.4%)	14,588,865	19,772,552
Equity Index Fund (31.1%)	11,970,430	26,254,348
International Fund (7.6%)	8,795,154	6,435,036
Mid-Cap Equity Index Fund (12.8%)	6,559,008	10,836,584
Mid-Term Bond Fund (16.8%)	13,722,163	14,135,420
Money Market Fund (3.5%)	2,461,876	2,964,830
Small Cap Growth Fund (2.5%)	1,594,746	2,077,606
Small Cap Value Fund (2.3%)	1,501,039	1,956,927

TOTAL INVESTMENTS (Cost: $73,102,870) 100.0%		84,433,303

OTHER NET ASSETS		—

NET ASSETS 100.0%		$84,433,303

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.2%)	16,813,764	22,787,997
Equity Index Fund (35.3%)	16,534,261	36,264,049
International Fund (8.6%)	12,132,895	8,877,118
Mid-Cap Equity Index Fund (12.6%)	7,786,332	12,864,328
Mid-Term Bond Fund (12.0%)	11,968,379	12,328,818
Small Cap Growth Fund (4.8%)	3,777,534	4,921,304
Small Cap Value Fund (4.5%)	3,563,440	4,645,710

TOTAL INVESTMENTS (Cost: $89,007,829) 100.0%		102,689,324

OTHER NET ASSETS		—

NET ASSETS 100.0%		$102,689,324

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (18.4%)	12,366,179	16,760,105
Equity Index Fund (39.4%)	16,379,821	35,925,321
International Fund (8.5%)	10,578,410	7,739,768
Mid-Cap Equity Index Fund (16.7%)	9,248,598	15,280,238
Mid-Term Bond Fund (5.6%)	4,915,370	5,063,401
Small Cap Growth Fund (5.9%)	4,111,473	5,356,352
Small Cap Value Fund (5.5%)	3,878,053	5,055,876

TOTAL INVESTMENTS (Cost: $76,709,105) 100.0%		91,181,061

OTHER NET ASSETS		—

NET ASSETS 100.0%		$91,181,061

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (17.9%)	9,902,213	13,420,647
Equity Index Fund (39.6%)	13,570,045	29,762,730
International Fund (9.3%)	9,551,693	6,988,563
Mid-Cap Equity Index Fund (19.6%)	8,902,457	14,708,355
Small Cap Growth Fund (7.0%)	4,009,642	5,223,690
Small Cap Value Fund (6.6%)	3,781,241	4,929,661

TOTAL INVESTMENTS (Cost: $62,005,196) 100.0%		75,033,646

OTHER NET ASSETS		—

NET ASSETS 100.0%		$75,033,646

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.6%)	5,041,397	6,832,696
Equity Index Fund (39.1%)	10,563,445	23,168,457
International Fund (11.1%)	8,928,803	6,532,821
Mid-Cap Equity Index Fund (22.6%)	8,093,279	13,371,456
Small Cap Growth Fund (8.0%)	3,641,217	4,743,712
Small Cap Value Fund (7.6%)	3,431,324	4,473,468

TOTAL INVESTMENTS (Cost: $48,174,976) 100.0%		59,122,610

OTHER NET ASSETS		—

NET ASSETS 100.0%		$59,122,610

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.5%)	3,729,273	5,054,351
Equity Index Fund (34.1%)	8,245,685	18,084,990
International Fund (12.8%)	9,310,127	6,811,820
Mid-Cap Equity Index Fund (25.9%)	8,330,408	13,763,233
Small Cap Growth Fund (9.1%)	3,700,717	4,821,228
Small Cap Value Fund (8.6%)	3,488,876	4,548,500

TOTAL INVESTMENTS (Cost: $42,968,860) 100.0%		53,084,122

OTHER NET ASSETS		—

NET ASSETS 100.0%		$53,084,122

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.7%)	3,999,954	5,421,210
Equity Index Fund (34.0%)	9,714,380	21,306,228
International Fund (13.8%)	11,778,289	8,617,668
Mid-Cap Equity Index Fund (21.5%)	8,154,333	13,472,328
Small Cap Growth Fund (11.3%)	5,425,003	7,067,596
Small Cap Value Fund (10.7%)	5,121,932	6,677,540

TOTAL INVESTMENTS (Cost: $50,468,967) 100.0%		62,562,570

OTHER NET ASSETS		—

NET ASSETS 100.0%		$62,562,570

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.0%)	11,912,952	16,145,838
Equity Index Fund (25.0%)	6,161,268	13,513,305
Mid-Term Bond Fund (45.0%)	23,419,889	24,125,203

TOTAL INVESTMENTS (Cost: $50,136,295) 100.0%		53,784,346

OTHER NET ASSETS		—

NET ASSETS 100.0%		$53,784,346

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.9%)	38,063,028	51,587,508
Equity Index Fund (35.0%)	27,567,884	60,463,730
Mid-Cap Equity Index Fund (15.3%)	16,038,451	26,498,215
Mid-Term Bond Fund (19.8%)	33,257,875	34,259,469

TOTAL INVESTMENTS (Cost: $153,759,536) 100.0%		172,808,922

OTHER NET ASSETS		—

NET ASSETS 100.0%		$172,808,922

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.7%)	28,912,880	39,186,147
Equity Index Fund (44.7%)	32,308,707	70,861,621
Mid-Cap Equity Index Fund (20.3%)	19,495,466	32,209,785
Small Cap Growth Fund (5.2%)	6,324,768	8,239,794
Small Cap Value Fund (5.1%)	6,161,674	8,033,066

TOTAL INVESTMENTS (Cost: $139,960,756) 100.0%		158,530,413

OTHER NET ASSETS		—

NET ASSETS 100.0%		$158,530,413

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (9.1%)
U.S. Treasury Bill	AAA	0.14	06/02/11	9,710,000	9,708,875

U.S. GOVERNMENT AGENCIES (16.9%)
FHLB	AAA	0.10	06/03/11	7,950,000	7,949,077
FHLB	AAA	0.17	05/27/11	10,000,000	9,998,446
					17,947,523
COMMERCIAL PAPER (74.0%)
Abbott Laboratories†	A-1+	0.18	04/12/11	1,800,000	1,799,908
Abbott Laboratories†	A-1+	0.16	05/02/11	1,000,000	999,862
Archer-Daniels-Midland Co.†	A-1	0.21	05/13/11	2,800,000	2,799,358
Bank of America Corp.	A-1	0.25	05/13/11	2,800,000	2,799,183
Campbell Soup Co.†	A-1	0.18	04/01/11	2,800,000	2,800,000
Cargill Global Fund PLC†	A-1	0.19	04/05/11	2,800,000	2,799,941
Coca-Cola Co.†	A-1	0.20	04/18/11	350,000	349,967
Coca-Cola Co.†	A-1	0.20	05/02/11	400,000	399,938
Coca-Cola Co.†	A-1	0.20	05/20/11	1,400,000	1,399,619
Coca-Cola Co.†	A-1	0.21	05/19/11	650,000	649,848
Danaher Corp.	A-1	0.19	04/20/11	2,800,000	2,799,719
Deere & Co.†	A-1	0.17	04/28/11	2,800,000	2,799,643
Disney (Walt) Co.†	A-1	0.16	05/17/11	600,000	599,879
eBay, Inc.†	A-1	0.15	04/13/11	2,800,000	2,799,860
Ecolab, Inc.†	A-1	0.17	04/27/11	1,500,000	1,499,816
Emerson Electric Co.†	A-1	0.15	04/05/11	2,400,000	2,399,960
General Electric Capital Corp.	A-1+	0.21	04/29/11	500,000	499,918
General Electric Capital Svcs.	A-1+	0.22	05/02/11	2,000,000	1,999,627
General Electric Co.	A-1+	0.20	04/01/11	800,000	800,000
Goldman Sachs Group, Inc.	A-1	0.19	05/23/11	2,800,000	2,799,346
Google, Inc.†	A-1+	0.17	04/18/11	2,800,000	2,799,782
Grainger (W.W.), Inc.	A-1+	0.18	04/14/11	2,800,000	2,799,818
Hewlett-Packard Co.†	A-1	0.15	04/15/11	2,800,000	2,799,837
Honeywell International†	A-1	0.22	06/29/11	2,800,000	2,798,459
Illinois Tool Works, Inc.†	A-1	0.16	04/18/11	1,000,000	999,924
Int’l. Business Machines Corp.†	A-1	0.12	04/01/11	2,800,000	2,800,000
Johnson & Johnson†	A-1+	0.16	05/19/11	2,800,000	2,799,568
National Rural Utilities	A-1	0.22	05/13/11	2,800,000	2,799,395
Nestle Capital Corp.†	A-1+	0.19	04/05/11	900,000	899,981
Nestle Capital Corp.†	A-1+	0.18	05/09/11	1,900,000	1,899,651
NetJets, Inc.†	A-1+	0.18	05/12/11	2,800,000	2,799,426
Novartis Finance Corp.†	A-1+	0.19	04/14/11	2,850,000	2,849,823
PepsiCo, Inc.†	A-1	0.16	04/11/11	500,000	499,978
PepsiCo, Inc.†	A-1	0.17	05/09/11	2,300,000	2,299,601
Private Export Fund Corp.†	A-1	0.17	05/06/11	2,800,000	2,799,537
Procter & Gamble†	A-1+	0.18	05/31/11	470,000	469,856
Procter & Gamble†	A-1+	0.19	04/18/11	550,000	549,963
Procter & Gamble†	A-1+	0.20	04/13/11	1,780,000	1,779,981
Toyota Motor Credit Corp.	A-1+	0.19	05/02/11	2,350,000	2,349,621
Toyota Motor Credit Corp.	A-1+	0.24	04/14/11	450,000	449,965
Wal-Mart Stores, Inc.†	A-1+	0.17	04/11/11	1,358,000	1,357,936
Wal-Mart Stores, Inc.†	A-1+	0.17	04/12/11	1,400,000	1,399,927
					78,797,421
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $106,451,422) 100.0%					106,453,819

TOTAL INVESTMENTS (Cost: $106,451,422) 100.0%					106,453,819

	Rating**	Rate(%)	Maturity	Face Amount	Value
OTHER NET ASSETS 0.0% (3)					1,404

NET ASSETS 100.0%					$106,455,223

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (55.2%)
U.S. Treasury Note	AAA	0.63	01/31/13	27,000,000	26,951,476
U.S. Treasury Note	AAA	1.25	08/31/15	9,000,000	8,722,971
U.S. Treasury Note	AAA	1.38	09/15/12	10,000,000	10,122,270
U.S. Treasury Note	AAA	1.88	06/30/15	8,000,000	7,995,624
U.S. Treasury Note	AAA	1.88	10/31/17	5,000,000	4,722,265
U.S. Treasury Note	AAA	2.25	01/31/15	1,500,000	1,530,938
U.S. Treasury Note	AAA	2.25	11/30/17	5,000,000	4,829,690
U.S. Treasury Note	AAA	2.38	10/31/14	5,750,000	5,910,373
U.S. Treasury Note	AAA	2.38	03/31/16	3,500,000	3,524,336
U.S. Treasury Note	AAA	2.50	03/31/15	5,000,000	5,142,600
U.S. Treasury Note	AAA	2.50	06/30/17	2,000,000	1,978,750
U.S. Treasury Note	AAA	3.00	02/28/17	17,500,000	17,904,683
U.S. Treasury Note	AAA	3.13	05/15/19	3,000,000	2,999,766
U.S. Treasury Note	AAA	3.25	05/31/16	11,500,000	12,042,662
U.S. Treasury Note	AAA	3.25	07/31/16	7,000,000	7,316,638
U.S. Treasury Strip	AAA	0.00	08/15/17	15,000,000	12,511,588
U.S. Treasury Strip	AAA	0.00	11/15/17	5,000,000	4,123,695
U.S. Treasury Strip	AAA	0.00	08/15/18	55,000,000	43,728,790
					182,059,115
U.S. GOVERNMENT AGENCIES (6.3%)
MORTGAGE-BACKED OBLIGATIONS (0.5%)
FHLMC	AAA	5.00	06/15/17	1,385,861	1,416,088
FHLMC	AAA	6.00	02/01/19	14,690	16,233
FHLMC	AAA	6.50	04/01/14	35,431	37,660
FHLMC	AAA	7.00	02/01/14	14,830	15,825
FHLMC	AAA	7.50	03/15/21	11,436	12,812
FHLMC	AAA	8.00	09/01/18	1,874	2,106
FHLMC	AAA	8.50	09/01/17	2,716	3,072
FNMA	AAA	6.00	09/01/12	1,881	1,898
FNMA	AAA	6.50	08/01/13	7,252	7,707
FNMA	AAA	6.50	12/25/23	9,339	9,392
FNMA	AAA	8.00	06/01/17	534	540
					1,523,333
NON-MORTGAGE-BACKED OBLIGATIONS (5.8%)
FFCB	AAA	4.95	10/10/14	12,500,000	13,877,083
FFCB	AAA	5.10	08/05/13	5,000,000	5,463,590
					19,340,673
CORPORATE DEBT (37.0%)
CONSUMER DISCRETIONARY (4.0%)
AutoZone, Inc.	BBB	6.50	01/15/14	1,000,000	1,119,877
Best Buy Co., Inc.	BBB-	6.75	07/15/13	1,000,000	1,093,328
Black & Decker Corp.	A	4.75	11/01/14	500,000	537,764
Black & Decker Corp.	A	5.75	11/15/16	500,000	550,813
Brinker International, Inc.	BBB-	5.75	06/01/14	1,000,000	1,052,688
DaimlerChrysler N.A. LLC	A-	5.75	09/08/11	1,000,000	1,021,758
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	500,000	493,833
Fortune Brands, Inc.	BBB-	4.88	12/01/13	1,000,000	1,054,129
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	276,453
Johnson Controls, Inc.	BBB+	4.88	09/15/13	250,000	269,145
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	517,645
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	750,000	787,298
Marriott International, Inc.	BBB	5.63	02/15/13	750,000	802,366
Mattel, Inc.	BBB	6.13	06/15/11	1,000,000	1,009,180
Newell Rubbermaid, Inc.	BBB-	5.50	04/15/13	500,000	536,486
Scholastic Corp.	BB-	5.00	04/15/13	250,000	252,813

Stanley Black & Decker, Inc.	A	4.90	11/01/12	525,000	550,957
Starwood Hotels & Resorts	BB+	6.25	02/15/13	217,000	231,919
Whirlpool Corp.	BBB-	5.50	03/01/13	500,000	531,423
Whirlpool Corp.	BBB-	6.50	06/15/16	500,000	549,658
					13,239,533
CONSUMER STAPLES (2.6%)
Anheuser-Busch Cos., Inc.	BBB+	4.38	01/15/13	1,000,000	1,050,774
Anheuser-Busch Cos., Inc.	BBB+	4.70	04/15/12	100,000	103,979
Brown-Forman Corp.	A	5.20	04/01/12	1,000,000	1,042,469
Clorox Co.	BBB+	5.00	03/01/13	500,000	530,448
Clorox Co.	BBB+	5.00	01/15/15	300,000	324,023
ConAgra Foods, Inc.	BBB	6.75	09/15/11	1,000,000	1,026,858
CVS Caremark Corp.	BBB+	6.13	08/15/16	500,000	563,181
Hershey Co.	A	4.85	08/15/15	500,000	542,003
Hershey Co.	A	5.00	04/01/13	500,000	535,678
Kraft Foods, Inc.	BBB-	5.25	10/01/13	500,000	542,788
Kraft Foods, Inc.	BBB-	5.63	11/01/11	65,000	66,796
Kroger Co.	BBB	4.95	01/15/15	500,000	539,520
Safeway, Inc.	BBB	3.95	08/15/20	1,000,000	945,857
Sara Lee Corp.	BBB	3.88	06/15/13	750,000	778,775
					8,593,149
ENERGY (3.1%)
CenterPoint Energy Resources	BBB	7.88	04/01/13	750,000	839,328
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	537,653
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,180,484
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	261,875
Nabors Industries Ltd.	BBB	5.38	08/15/12	750,000	784,306
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	1,000,000	1,031,703
Noble Corp.	A-	5.88	06/01/13	1,000,000	1,085,196
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	534,272
Sunoco, Inc.	BBB-	9.63	04/15/15	500,000	604,905
Transocean, Inc.	BBB	1.50	12/15/37	1,200,000	1,168,500
Valero Energy Corp.	BBB	4.75	06/15/13	1,000,000	1,061,580
Weatherford Int’l. Ltd.	BBB	5.15	03/15/13	500,000	529,224
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	500,000	536,920
					10,155,946
FINANCIALS (10.9%)
American Express Credit Corp.	BBB+	5.88	05/02/13	1,000,000	1,079,704
Bank of America Corp.	A	3.70	09/01/15	250,000	250,401
Bank of America Corp.	A	5.38	08/15/11	250,000	254,247
Bank of America Corp.	A-	5.75	08/15/16	500,000	527,777
Block Financial LLC	BBB	5.13	10/30/14	750,000	773,567
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	1,043,338
Caterpillar Financial Services	A	6.13	02/17/14	1,000,000	1,126,382
CNA Financial Corp.	BBB-	5.85	12/15/14	200,000	215,632
CNA Financial Corp.	BBB-	6.50	08/15/16	1,000,000	1,091,358
Colonial Realty LP	BB+	4.80	04/01/11	300,000	300,000
Duke Realty LP	BBB-	4.63	05/15/13	500,000	523,074
ERP Operating LP	BBB+	5.38	08/01/16	500,000	543,734
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	742,000	807,853
First Horizon National Corp.	BB+	4.50	05/15/13	125,000	128,514
First Industrial LP	BB-	6.88	04/15/12	750,000	758,425
Fosters Finance Corp.†	BBB	4.88	10/01/14	500,000	529,197
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	505,986
General Electric Capital Corp.	AA+	5.00	11/15/11	1,000,000	1,026,472
General Electric Capital Corp.	AA+	5.00	01/08/16	500,000	538,356
Harley-Davidson Funding†	BBB	5.25	12/15/12	1,000,000	1,043,526
Hartford Financial Svcs.	BBB	5.50	10/15/16	1,000,000	1,048,619
HCP, Inc.	BBB	5.65	12/15/13	500,000	541,561
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	1,000,000	1,049,750
HSBC Finance Corp.	A	3.22	04/10/11	20,000	20,001

HSBC Finance Corp.	A	3.22	06/10/11	10,000	10,028
HSBC Finance Corp.	A	5.39	11/10/13	40,000	40,658
HSBC Finance Corp.	A	5.42	11/10/13	43,000	43,738
HSBC Finance Corp.	A	5.60	11/10/13	70,000	71,511
Jefferson-Pilot Corp.	A-	4.75	01/30/14	500,000	525,596
JPMorgan Chase & Co.	A+	5.60	06/01/11	250,000	252,066
KeyCorp	BBB+	6.50	05/14/13	1,050,000	1,144,437
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,066,455
Lehman Brothers Hldgs. (5)	NR	5.75	07/18/11	250,000	64,063
Lincoln National Corp.	A-	5.65	08/27/12	400,000	423,089
Mack-Cali Realty LP	BBB	5.80	01/15/16	1,000,000	1,089,585
Markel Corp.	BBB	6.80	02/15/13	1,000,000	1,073,794
MetLife, Inc.	A-	5.00	11/24/13	250,000	269,214
Morgan Stanley	A	4.00	07/24/15	1,000,000	1,016,280
Nat’l. Rural Utilities Coop.	A	7.25	03/01/12	1,000,000	1,059,476
Nationwide Health Pptys., Inc.	BBB	6.50	07/15/11	1,000,000	1,014,956
Nissan Motor Acceptance Corp.†	BBB+	4.50	01/30/15	790,000	825,718
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	266,774
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,057,442
Prudential Financial, Inc.	A	4.75	09/17/15	1,000,000	1,064,741
Regency Centers LP	BBB	4.95	04/15/14	500,000	525,754
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	1,250,000	1,240,823
SLM Corp.	BBB-	4.72	06/15/12	60,000	59,407
Southtrust Bank, N.A.	AA-	4.75	03/01/13	250,000	263,374
Textron Financial Corp.	BB+	5.40	04/28/13	1,000,000	1,051,541
Travelers Cos., Inc.	A-	5.38	06/15/12	1,000,000	1,045,661
Tyco Int’l. Finance	A-	6.00	11/15/13	675,000	747,255
Unitrin, Inc.	BBB-	6.00	11/30/15	1,500,000	1,568,619
Wachovia Bank, N.A.	AA-	5.60	03/15/16	500,000	542,605
Zions Bancorporation	BB+	5.65	05/15/14	1,000,000	1,016,699
					36,168,833
HEALTH CARE (3.2%)
Abbott Laboratories	AA	5.60	05/15/11	500,000	503,077
Allergan, Inc.	A+	5.75	04/01/16	500,000	564,707
Baxter International, Inc.	A+	4.63	03/15/15	250,000	272,005
Beckman Coulter, Inc.	BBB	6.88	11/15/11	925,000	956,610
Biogen Idec, Inc.	BBB+	6.88	03/01/18	1,250,000	1,416,043
Blue Cross & Blue Shield of FL†	A-	8.25	11/15/11	1,000,000	1,031,336
Cardinal Health, Inc.	BBB+	5.50	06/15/13	1,000,000	1,075,754
Humana, Inc.	BBB-	6.45	06/01/16	1,415,000	1,566,155
Laboratory Corp. of America	BBB+	5.50	02/01/13	285,000	301,463
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	543,570
Lilly (Eli) & Co.	AA-	5.20	03/15/17	500,000	553,089
McKesson Corp.	A-	7.75	02/01/12	1,000,000	1,058,327
UnitedHealth Group, Inc.	A-	5.50	11/15/12	750,000	802,925
					10,645,061
INDUSTRIALS (4.5%)
Avery Dennison Corp.	BBB	4.88	01/15/13	500,000	525,420
Burlington Northern Santa Fe	BBB+	4.30	07/01/13	500,000	530,003
Cargill, Inc.†	A	5.20	01/22/13	1,000,000	1,068,109
CSX Corp.	BBB-	6.25	04/01/15	1,000,000	1,130,561
Dun & Bradstreet Corp.	A-	6.00	04/01/13	1,000,000	1,078,392
Federal Express Corp.	BBB	9.65	06/15/12	1,000,000	1,095,221
Masco Corp.	BBB	4.80	06/15/15	500,000	496,853
Masco Corp.	BBB	5.88	07/15/12	300,000	314,070
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	1,000,000	1,017,522
Precision Castparts Corp.	A-	5.60	12/15/13	750,000	821,177
Roper Industries, Inc.	BBB-	6.63	08/15/13	1,000,000	1,106,098
Ryder System, Inc.	BBB+	6.00	03/01/13	500,000	538,603
Ryder System, Inc.	BBB+	7.20	09/01/15	1,000,000	1,159,542
Southwest Airlines Co.	BBB	5.25	10/01/14	500,000	533,994

Southwest Airlines Co.	BBB	5.75	12/15/16	735,000	794,994
Steelcase, Inc.	BBB-	6.50	08/15/11	1,000,000	1,018,020
Union Pacific Corp.	BBB+	4.88	01/15/15	500,000	541,583
Union Pacific Corp.	BBB+	6.13	01/15/12	500,000	520,290
Waste Management, Inc.	BBB	5.00	03/15/14	500,000	539,424
					14,829,876
INFORMATION TECHNOLOGY (2.0%)
Arrow Electronics, Inc.	BBB-	6.88	07/01/13	750,000	818,549
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	700,000	763,130
Avnet, Inc.	BBB-	6.00	09/01/15	980,000	1,052,677
Ingram Micro, Inc.	BBB-	5.25	09/01/17	1,500,000	1,524,977
Intuit, Inc.	BBB	5.40	03/15/12	725,000	754,521
Western Union Co.	A-	5.40	11/17/11	500,000	514,699
Xerox Corp.	BBB-	6.88	08/15/11	1,000,000	1,021,272
					6,449,825
MATERIALS (2.4%)
Airgas, Inc.	BBB	3.25	10/01/15	1,500,000	1,500,618
Bemis Co., Inc.	BBB	4.88	04/01/12	500,000	515,215
Cytec Industries, Inc.	BBB	6.00	10/01/15	1,000,000	1,094,753
Lubrizol Corp.	BBB+	5.50	10/01/14	500,000	558,399
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	1,000,000	1,000,000
Rohm & Haas Co.	BBB-	5.60	03/15/13	750,000	806,047
Sealed Air Corp.†	BB+	5.63	07/15/13	1,000,000	1,048,166
Temple-Inland, Inc.	BBB	7.88	05/01/12	143,000	152,537
Vulcan Materials Co.	BB	6.30	06/15/13	1,000,000	1,057,756
					7,733,491
TELECOMMUNICATION SERVICES (1.0%)
BellSouth Corp.	A-	4.75	11/15/12	900,000	952,232
CenturyLink, Inc.	BBB-	5.00	02/15/15	1,250,000	1,308,784
Verizon New England, Inc.	A-	6.50	09/15/11	1,000,000	1,026,750
					3,287,766
UTILITIES (3.3%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	563,213
Arizona Public Svc. Co.	BBB-	6.38	10/15/11	500,000	514,542
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	500,000	524,485
Atmos Energy Corp.	BBB+	4.95	10/15/14	1,000,000	1,060,985
Black Hills Corp.	BBB-	9.00	05/15/14	2,000,000	2,273,284
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,000,000	1,052,250
Exelon Generation Co. LLC	BBB	5.35	01/15/14	1,000,000	1,074,281
PPL Energy Supply LLC	BBB	5.70	10/15/15	600,000	643,625
PPL Energy Supply LLC	BBB	6.40	11/01/11	1,100,000	1,135,710
Progress Energy, Inc.	BBB	6.85	04/15/12	900,000	953,170
TransAlta Corp.	BBB	5.75	12/15/13	1,000,000	1,079,924
					10,875,469
TOTAL LONG-TERM DEBT SECURITIES (Cost: $314,531,431) 98.5%					324,902,070

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.1%)
FNMA	AAA	0.17	04/13/11	225,000	224,987

COMMERCIAL PAPER (0.5%)
Coca-Cola Co.†	A-1	0.20	05/02/11	600,000	599,897
Colgate-Palmolive Corp.†	A-1+	0.10	04/18/11	1,000,000	999,953
					1,599,850
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,824,837) 0.6%					1,824,837

TEMPORARY CASH INVESTMENTS (2) (Cost: $385,600) 0.1%	385,600

TOTAL INVESTMENTS (Cost: $316,741,868) 99.2%	327,112,507

OTHER NET ASSETS 0.8%	2,629,721

NET ASSETS 100.0%	$329,742,228

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (23.9%)
U.S. Treasury Bond	AAA	3.50	02/15/39	8,000,000	6,707,504
U.S. Treasury Note	AAA	0.63	01/31/13	15,000,000	14,973,045
U.S. Treasury Note	AAA	1.25	08/31/15	13,000,000	12,599,847
U.S. Treasury Note	AAA	1.88	06/30/15	500,000	499,727
U.S. Treasury Note	AAA	2.38	03/31/16	10,000,000	10,069,530
U.S. Treasury Note	AAA	2.50	03/31/15	7,000,000	7,199,640
U.S. Treasury Note	AAA	3.13	05/15/19	24,000,000	23,998,128
U.S. Treasury Note	AAA	3.25	05/31/16	36,000,000	37,698,769
U.S. Treasury Note	AAA	3.50	05/15/20	17,000,000	17,229,840
U.S. Treasury Strip	AAA	0.00	08/15/18	18,000,000	14,311,242
					145,287,272
U.S. GOVERNMENT AGENCIES (31.9%)
MORTGAGE-BACKED OBLIGATIONS (29.7%)
FHARM	AAA	4.64	09/01/39	2,017,583	2,117,384
FHARM	AAA	5.22	04/01/37	1,235,378	1,316,141
FHARM	AAA	5.24	02/01/36	1,018,947	1,086,556
FHARM	AAA	5.39	04/01/37	1,208,343	1,287,796
FHARM	AAA	5.43	05/01/37	1,040,459	1,110,178
FHARM	AAA	5.77	03/01/37	727,063	784,648
FHLMC	AAA	4.00	05/01/24	1,086,523	1,118,610
FHLMC	AAA	4.00	02/01/25	2,226,236	2,291,979
FHLMC	AAA	4.50	03/01/34	1,985,604	2,038,710
FHLMC	AAA	4.50	08/01/34	2,150,496	2,203,981
FHLMC	AAA	4.50	08/15/35	536,310	530,414
FHLMC	AAA	5.00	02/01/26	544,393	573,498
FHLMC	AAA	5.00	04/15/29	2,177,441	2,325,379
FHLMC	AAA	5.50	12/15/20	3,500,000	3,672,333
FHLMC	AAA	5.50	03/01/21	572,856	621,874
FHLMC	AAA	5.50	07/01/32	1,396,740	1,500,815
FHLMC	AAA	5.50	01/15/33	1,089,805	1,174,106
FHLMC	AAA	5.50	01/15/35	617,000	673,504
FHLMC	AAA	6.00	07/15/29	876,657	947,781
FHLMC	AAA	6.00	03/15/32	942,171	1,039,921
FNMA	AAA	4.00	05/01/19	1,311,239	1,371,883
FNMA	AAA	4.00	10/01/30	3,364,844	3,353,713
FNMA	AAA	4.00	01/01/31	4,457,374	4,442,629
FNMA	AAA	4.00	03/01/35	1,766,436	1,759,374
FNMA	AAA	4.00	05/01/35	1,522,293	1,516,206
FNMA	AAA	4.50	05/01/18	980,639	1,038,377
FNMA	AAA	4.50	05/01/19	232,392	245,639
FNMA	AAA	4.50	06/01/19	429,974	454,484
FNMA	AAA	4.50	07/01/29	2,313,765	2,377,949
FNMA	AAA	4.50	05/01/30	2,217,314	2,279,153
FNMA	AAA	4.50	08/01/33	1,140,078	1,174,313
FNMA	AAA	4.50	08/01/33	1,051,236	1,082,802
FNMA	AAA	4.50	09/01/33	2,561,549	2,638,467
FNMA	AAA	4.50	10/01/33	2,263,549	2,331,518
FNMA	AAA	4.50	10/01/33	1,153,076	1,187,701
FNMA	AAA	4.50	05/01/34	686,424	705,320
FNMA	AAA	4.50	06/01/34	1,467,598	1,507,998
FNMA	AAA	4.50	07/01/34	1,816,241	1,866,239
FNMA	AAA	4.50	01/01/35	2,185,717	2,251,349
FNMA	AAA	4.50	08/01/35	2,164,932	2,221,145
FNMA	AAA	4.50	12/01/35	1,990,810	2,042,501
FNMA	AAA	4.50	05/01/40	2,198,164	2,272,650
FNMA	AAA	5.00	04/01/18	225,018	240,926

FNMA	AAA	5.00	09/01/18	927,475	993,044
FNMA	AAA	5.00	09/01/20	787,189	841,856
FNMA	AAA	5.00	10/01/20	1,150,510	1,230,408
FNMA	AAA	5.00	10/01/25	858,880	906,248
FNMA	AAA	5.00	06/01/33	1,118,291	1,178,821
FNMA	AAA	5.00	09/01/33	4,123,209	4,346,385
FNMA	AAA	5.00	11/01/33	2,956,168	3,116,176
FNMA	AAA	5.00	11/01/33	2,170,465	2,287,945
FNMA	AAA	5.00	01/01/34	1,455,209	1,533,975
FNMA	AAA	5.00	03/01/34	660,127	695,858
FNMA	AAA	5.00	04/01/34	973,955	1,025,607
FNMA	AAA	5.00	04/01/34	346,456	364,829
FNMA	AAA	5.00	04/01/35	1,232,845	1,297,456
FNMA	AAA	5.00	06/01/35	811,055	853,561
FNMA	AAA	5.00	09/01/35	2,706,309	2,848,141
FNMA	AAA	5.00	11/25/35	2,500,000	2,618,063
FNMA	AAA	5.00	05/01/39	2,701,529	2,870,152
FNMA	AAA	5.00	09/25/40	1,741,840	1,821,913
FNMA	AAA	5.50	04/01/17	118,970	129,113
FNMA	AAA	5.50	05/01/17	244,264	265,089
FNMA	AAA	5.50	01/01/24	740,523	799,920
FNMA	AAA	5.50	03/01/24	1,698,001	1,831,506
FNMA	AAA	5.50	09/01/25	748,174	806,320
FNMA	AAA	5.50	11/01/26	677,797	728,253
FNMA	AAA	5.50	01/01/27	439,893	472,639
FNMA	AAA	5.50	07/01/33	1,949,811	2,099,595
FNMA	AAA	5.50	09/01/33	1,263,935	1,361,030
FNMA	AAA	5.50	10/01/33	1,561,140	1,681,066
FNMA	AAA	5.50	03/01/34	1,013,484	1,091,339
FNMA	AAA	5.50	03/01/34	450,130	484,709
FNMA	AAA	5.50	07/01/34	758,278	815,581
FNMA	AAA	5.50	09/01/34	985,393	1,059,859
FNMA	AAA	5.50	09/01/34	977,485	1,053,797
FNMA	AAA	5.50	09/01/34	387,124	416,379
FNMA	AAA	5.50	10/01/34	2,229,432	2,397,910
FNMA	AAA	5.50	02/01/35	826,380	888,829
FNMA	AAA	5.50	02/01/35	686,044	737,245
FNMA	AAA	5.50	04/01/35	994,298	1,068,504
FNMA	AAA	5.50	08/01/35	2,028,021	2,179,376
FNMA	AAA	5.50	07/01/36	3,206,968	3,449,319
FNMA	AAA	5.50	02/25/37	1,082,884	1,177,016
FNMA	AAA	5.50	11/01/38	976,932	1,037,326
FNMA	AAA	5.50	06/01/48	990,578	1,053,054
FNMA	AAA	6.00	03/01/17	158,941	173,742
FNMA	AAA	6.00	05/01/23	893,451	989,026
FNMA	AAA	6.00	01/01/25	538,535	593,779
FNMA	AAA	6.00	03/01/28	955,035	1,043,073
FNMA	AAA	6.00	04/01/32	250,735	276,078
FNMA	AAA	6.00	04/01/32	136,062	149,815
FNMA	AAA	6.00	05/01/32	856,323	942,876
FNMA	AAA	6.00	04/01/33	1,305,816	1,437,801
FNMA	AAA	6.00	11/01/34	698,738	767,616
FNMA	AAA	6.00	12/01/36	902,574	985,904
FNMA	AAA	6.00	01/01/37	1,008,710	1,101,839
FNMA	AAA	6.00	03/01/37	643,103	695,243
FNMA	AAA	6.00	04/01/37	669,062	723,306
FNMA	AAA	6.00	05/01/37	722,420	780,990
FNMA	AAA	6.00	06/01/37	886,947	958,856
FNMA	AAA	6.00	07/01/37	695,497	757,753
FNMA	AAA	6.00	08/01/37	1,448,042	1,577,661
FNMA	AAA	6.00	12/01/37	711,466	775,152

FNMA	AAA	6.00	10/25/44	1,124,105	1,239,325
FNMA	AAA	6.00	02/25/47	2,125,906	2,311,923
FNMA	AAA	6.00	12/25/49	1,877,059	2,069,458
FNMA	AAA	6.50	09/01/16	49,749	54,522
FNMA	AAA	6.50	03/01/17	388,734	427,244
FNMA	AAA	6.50	05/01/17	31,060	34,137
FNMA	AAA	6.50	04/01/32	125,642	142,130
FNMA	AAA	6.50	05/01/32	927,372	1,049,073
FNMA	AAA	6.50	05/01/32	275,264	311,387
FNMA	AAA	6.50	09/01/36	549,337	611,128
FNMA	AAA	6.50	05/01/37	677,580	760,359
FNMA	AAA	6.50	07/01/37	317,310	356,076
FNMA	AAA	6.50	09/01/37	676,735	759,411
FNMA	AAA	6.50	05/01/38	875,705	982,504
FNMA	AAA	7.00	09/01/31	108,701	125,159
FNMA	AAA	7.00	11/01/31	91,679	105,559
FNMA	AAA	7.00	01/25/44	1,284,887	1,426,292
FNMA	AAA	7.50	04/01/32	97,529	113,365
FNMA	AAA	7.50	06/01/32	285,480	331,835
FNMA	AAA	8.00	03/01/31	50,117	58,605
FNMA	AAA	8.00	04/01/32	34,247	40,097
FNMA	AAA	8.00	04/01/32	33,963	39,743
GNMA (4)	AAA	3.50	09/20/33	2,913,797	3,022,007
GNMA (4)	AAA	3.50	01/20/37	1,995,800	2,034,992
GNMA (4)	AAA	4.50	02/20/20	1,790,914	1,910,273
GNMA (4)	AAA	4.50	06/20/34	1,788,359	1,854,119
GNMA (4)	AAA	4.50	10/15/40	3,226,588	3,334,647
GNMA (4)	AAA	4.50	10/15/40	1,921,242	1,985,585
GNMA (4)	AAA	5.00	06/20/39	1,909,677	1,949,585
GNMA (4)	AAA	5.00	11/15/39	1,842,193	1,957,043
GNMA (4)	AAA	5.00	06/20/40	1,484,245	1,577,241
GNMA (4)	AAA	5.00	06/20/40	1,484,181	1,577,173
GNMA (4)	AAA	6.50	04/15/31	26,012	29,458
GNMA (4)	AAA	6.50	12/15/31	131,396	148,806
GNMA (4)	AAA	6.50	05/15/32	47,095	53,335
GNMA (4)	AAA	7.00	09/15/31	36,136	41,841
GNMA (4)	AAA	7.00	09/15/31	33,753	39,082
GNMA (4)	AAA	7.00	05/15/32	18,403	21,275
Vendee Mortgage Trust (4)	AAA	5.25	01/15/32	2,145,750	2,315,345
					180,624,805
NON-MORTGAGE-BACKED OBLIGATIONS (2.2%)
FNMA	AAA	0.00	10/09/19	20,000,000	13,587,500

CORPORATE DEBT (41.3%)
CONSUMER DISCRETIONARY (4.9%)
Best Buy Co., Inc.	BBB-	6.75	07/15/13	500,000	546,664
Black & Decker Corp.	A	4.75	11/01/14	2,000,000	2,151,056
Brinker International, Inc.	BBB-	5.75	06/01/14	2,000,000	2,105,376
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	2,000,000	1,975,332
Expedia, Inc.	BBB-	5.95	08/15/20	2,000,000	2,017,500
Fortune Brands, Inc.	BBB-	4.88	12/01/13	500,000	527,065
Fortune Brands, Inc.	BBB-	5.38	01/15/16	1,900,000	2,017,566
Home Depot, Inc.	BBB+	5.40	03/01/16	2,000,000	2,211,620
Johnson Controls, Inc.	BBB+	4.88	09/15/13	2,500,000	2,691,453
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	2,000,000	2,099,462
Marriott International, Inc.	BBB	5.63	02/15/13	2,000,000	2,139,642
Mattel, Inc.	BBB	4.35	10/01/20	1,000,000	976,439
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	2,000,000	1,973,818
Omnicom Group, Inc.	BBB+	4.45	08/15/20	2,000,000	1,969,816
Scholastic Corp.	BB-	5.00	04/15/13	2,000,000	2,022,500
Starwood Hotels & Resorts	BB+	6.25	02/15/13	109,000	116,494

Whirlpool Corp.	BBB-	6.50	06/15/16	2,000,000	2,198,630
					29,740,433
CONSUMER STAPLES (2.1%)
Clorox Co.	BBB+	5.00	03/01/13	2,000,000	2,121,792
Corn Products Int’l., Inc.	BBB	4.63	11/01/20	2,000,000	1,965,756
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	2,252,724
Kraft Foods, Inc.	BBB-	5.63	11/01/11	258,000	265,131
Kroger Co.	BBB	4.95	01/15/15	2,000,000	2,158,078
Ralcorp Hldgs., Inc.	BBB-	4.95	08/15/20	1,500,000	1,507,725
Safeway, Inc.	BBB	3.95	08/15/20	2,900,000	2,742,985
					13,014,191
ENERGY (4.7%)
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	2,000,000	2,150,612
Enbridge, Inc.	A-	5.80	06/15/14	1,000,000	1,108,436
Kinder Morgan, Inc.	BB	5.15	03/01/15	2,000,000	2,095,000
Nabors Industries Ltd.	BBB	5.38	08/15/12	1,000,000	1,045,741
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	2,000,000	2,063,406
Noble Corp.	A-	7.50	03/15/19	2,000,000	2,369,560
Seacor Hldgs., Inc.	BBB-	7.38	10/01/19	2,775,000	2,951,937
Seariver Maritime, Inc.	AAA	0.00	09/01/12	10,000,000	9,678,970
Transocean, Inc.	BBB	1.50	12/15/37	3,000,000	2,921,250
Weatherford Int’l. Ltd.	BBB	5.15	03/15/13	500,000	529,224
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	1,500,000	1,610,760
					28,524,896
FINANCIALS (14.7%)
Alleghany Corp.	BBB	5.63	09/15/20	2,500,000	2,533,143
Allstate Corp.	A-	7.45	05/16/19	2,000,000	2,375,674
Ally Financial, Inc.	B	0.00	12/01/12	10,000,000	9,362,500
American Express Credit Corp.	BBB+	5.88	05/02/13	500,000	539,852
Bank of America Corp.	A	3.70	09/01/15	2,000,000	2,003,206
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,272,212
Block Financial LLC	BBB	5.13	10/30/14	1,750,000	1,804,989
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	2,000,000	2,119,812
CNA Financial Corp.	BBB-	6.50	08/15/16	2,000,000	2,182,716
Colonial Realty LP	BB+	4.80	04/01/11	1,500,000	1,500,000
Duke Realty LP	BBB-	4.63	05/15/13	2,000,000	2,092,294
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,721,875
First Horizon National Corp.	BB+	4.50	05/15/13	5,000,000	5,140,560
First Industrial LP	BB-	6.88	04/15/12	2,000,000	2,022,466
Fosters Finance Corp.†	BBB	6.88	06/15/11	2,000,000	2,023,944
General Electric Capital Corp.	AA+	5.00	11/15/11	2,000,000	2,052,944
Goldman Sachs Group, Inc.	A	3.70	08/01/15	1,000,000	1,007,379
Harley-Davidson Funding†	BBB	5.25	12/15/12	500,000	521,763
Hartford Financial Svcs.	BBB	5.50	10/15/16	2,000,000	2,097,238
HCP, Inc.	BBB	5.65	12/15/13	2,000,000	2,166,244
Health Care REIT, Inc.	BBB-	6.13	04/15/20	2,500,000	2,644,190
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	2,000,000	2,099,500
HSBC Finance Corp.	A	5.39	11/10/13	100,000	101,644
HSBC Finance Corp.	A	5.56	10/10/13	70,000	70,618
JP Morgan Chase Bank NA	A+	6.00	10/01/17	2,000,000	2,187,536
KeyCorp	BBB+	6.50	05/14/13	2,000,000	2,179,880
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,066,455
Lincoln National Corp.	A-	5.65	08/27/12	2,000,000	2,115,446
Markel Corp.	BBB	6.80	02/15/13	2,000,000	2,147,588
Morgan Stanley	A	4.00	07/24/15	2,000,000	2,032,560
Nationwide Health Pptys., Inc.	BBB	6.50	07/15/11	2,000,000	2,029,912
Pacific LifeCorp.†	BBB+	6.00	02/10/20	2,000,000	2,129,696
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,057,442
Protective Life Secured Trust	AA-	4.92	12/10/14	124,000	123,973
Protective Life Secured Trust	AA-	5.07	10/10/14	53,000	53,249
Protective Life Secured Trust	AA-	5.17	08/10/14	21,000	20,834

Prudential Financial, Inc.	A	4.75	09/17/15	2,000,000	2,129,482
Regency Centers LP	BBB	4.95	04/15/14	2,000,000	2,103,016
Retail Properties, Inc.†	A-	7.88	03/15/16	5,000,000	5,851,465
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	2,750,000	2,729,810
Southtrust Bank, N.A.	AA-	4.75	03/01/13	1,250,000	1,316,870
Travelers Cos., Inc.	A-	5.38	06/15/12	500,000	522,831
Unitrin, Inc.	BBB-	6.00	11/30/15	2,500,000	2,614,365
Zions Bancorporation	BB+	5.65	05/15/14	2,000,000	2,033,398
					89,902,571
HEALTH CARE (4.2%)
Allergan, Inc.	A+	5.75	04/01/16	2,000,000	2,258,826
AmerisourceBergen Corp.	A-	4.88	11/15/19	2,500,000	2,593,318
Biogen Idec, Inc.	BBB+	6.88	03/01/18	2,500,000	2,832,085
CIGNA Corp.	BBB	5.38	03/15/17	2,000,000	2,164,292
Humana, Inc.	BBB-	7.20	06/15/18	2,000,000	2,273,206
Laboratory Corp. of America	BBB+	4.63	11/15/20	500,000	500,556
Laboratory Corp. of America	BBB+	5.50	02/01/13	1,000,000	1,057,764
Laboratory Corp. of America	BBB+	5.63	12/15/15	1,000,000	1,087,140
McKesson Corp.	A-	7.75	02/01/12	1,750,000	1,852,072
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,850,000	2,860,012
UnitedHealth Group, Inc.	A-	5.50	11/15/12	2,000,000	2,141,132
WellPoint, Inc.	A-	4.35	08/15/20	2,000,000	1,995,338
Wyeth	AA	5.50	03/15/13	1,750,000	1,896,760
					25,512,501
INDUSTRIALS (3.0%)
Cargill, Inc.†	A	5.00	11/15/13	500,000	542,437
CSX Corp.	BBB-	6.25	04/01/15	2,000,000	2,261,122
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	2,000,000	2,074,022
L-3 Communications Corp.	BBB-	4.75	07/15/20	2,750,000	2,738,797
Masco Corp.	BBB	5.88	07/15/12	2,000,000	2,093,802
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	2,000,000	2,035,044
Precision Castparts Corp.	A-	5.60	12/15/13	2,000,000	2,189,806
Ryder System, Inc.	BBB+	6.00	03/01/13	2,000,000	2,154,412
Steelcase, Inc.	BBB-	6.50	08/15/11	2,000,000	2,036,040
					18,125,482
INFORMATION TECHNOLOGY (1.6%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,900,000	3,161,537
Avnet, Inc.	BBB-	5.88	06/15/20	600,000	613,405
Avnet, Inc.	BBB-	6.00	09/01/15	2,000,000	2,148,320
Fiserv, Inc.	BBB-	4.63	10/01/20	2,770,000	2,716,844
Ingram Micro, Inc.	BBB-	5.25	09/01/17	500,000	508,326
Xerox Corp.	BBB-	6.88	08/15/11	500,000	510,636
					9,659,068
MATERIALS (2.7%)
Airgas, Inc.	BBB	3.25	10/01/15	2,000,000	2,000,824
Cytec Industries, Inc.	BBB	6.00	10/01/15	2,000,000	2,189,506
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,430,300
Geon Co.	B+	7.50	12/15/15	3,750,000	3,853,125
Lubrizol Corp.	BBB+	5.50	10/01/14	2,000,000	2,233,596
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	1,500,000	1,500,000
Vulcan Materials Co.	BB	7.00	06/15/18	2,000,000	2,047,496
					16,254,847
TELECOMMUNICATION SERVICES (1.1%)
Alltel Corp.	A-	7.00	03/15/16	2,000,000	2,341,870
CenturyLink, Inc.	BBB-	5.00	02/15/15	2,000,000	2,094,054
Verizon Florida LLC	A-	6.13	01/15/13	2,000,000	2,152,256
					6,588,180
UTILITIES (2.3%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	563,213
Ameren Energy Generating Co.	BBB-	6.30	04/01/20	2,500,000	2,457,350
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	2,000,000	2,097,938

Carolina Power & Light Co.	A	5.25	12/15/15	2,000,000	2,220,480
Entergy Corp.	BBB-	5.13	09/15/20	500,000	487,966
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,075,000	1,131,169
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	2,135,062
UIL Hldgs. Corp.	BBB-	4.63	10/01/20	2,725,000	2,591,145
					13,684,323
SOVEREIGN DEBT (0.7%)
Sri Lanka AID	NR	6.59	09/15/28	3,734,985	4,154,722

TOTAL LONG-TERM DEBT SECURITIES (Cost: $574,844,085) 97.8%					594,660,791

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.8%)
Bank of America Corp.	A-1	0.25	05/13/11	2,200,000	2,199,358
Coca-Cola Co.†	A-1	0.20	04/05/11	800,000	799,982
Coca-Cola Co.†	A-1	0.21	05/19/11	350,000	349,902
NSTAR Electric Co.	A-1	0.10	04/01/11	5,700,000	5,700,000
Procter & Gamble†	A-1+	0.19	04/18/11	450,000	449,960
Wal-Mart Stores, Inc.†	A-1+	0.17	04/11/11	1,392,000	1,391,934
					10,891,136
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $10,891,136) 1.8%					10,891,136

TEMPORARY CASH INVESTMENTS (2) (Cost: $167,500) 0.0% (3)					167,500

TOTAL INVESTMENTS (Cost: $585,902,721) 99.6%					605,719,427

OTHER NET ASSETS 0.4%					2,128,755

NET ASSETS 100.0%					$607,848,182

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2011 (Unaudited)

Abbreviations:	FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

*** This security is fair valued in accordance with procedures established by the Funds’ Board of Directors. This security is listed as a Level 3 security in the Fair Value footnote on the following page.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2011, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

EQUITY INDEX FUND	$4,509,625	0.5%
ALL AMERICA FUND	$295,523	0.1%
SMALL CAP VALUE FUND	$3,522,935	1.2%
SMALL CAP GROWTH FUND	$2,799,953	0.9%
MID-CAP EQUITY INDEX FUND	$3,999,811	0.7%
COMPOSITE FUND	$612,471	0.4%
MONEY MARKET FUND	$58,700,829	55.1%
MID-TERM BOND FUND	$7,651,888	2.3%
BOND FUND	$14,061,083	2.3%

(1)   This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of March 31, 2011, were as follows:

							Face Value
							of Futures
					Underlying		as a % of
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

EQUITY INDEX FUND	491	E-mini S&P 500 Stock Index	P	June 2011	$32,430,550	$173,512	3.3%
ALL AMERICA FUND	60	E-mini S&P 500 Stock Index	P	June 2011	$3,963,000	$107,370	1.4%
MID-CAP EQUITY INDEX FUND	213	E-mini S&P MidCap 400 Stock Index	P	June 2011	$21,029,490	$702,084	3.8%

(a)   Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)   The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2011 was 0.15%.

(3)   Percentage is less than 0.05%.

(4)   U.S. Government guaranteed security.

(5)   Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•	Level 1 — quoted prices in active markets for identical securities.
•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2011, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3.  Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2011, by fair value input hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$939,334,300	—	—		$939,334,300
Short-Term Debt Securities	—	$30,315,755	—		$30,315,755
Temporary Cash Investments	—	$750,000	—		$750,000
	$939,334,300	$31,065,755	—		$970,400,055

All America Fund
Common Stock - Indexed	$139,564,712	—	—		$139,564,712
Common Stock - Active	$131,948,698	—	$295,523	(1)	$132,244,221
Convertible Preferred Stock	$169,580	—	—		$169,580
Short-Term Debt Securities	—	$8,747,078	—		$8,747,078
Temporary Cash Investments	—	$567,800	—		$567,800
	$271,682,990	$9,314,878	$295,523		$281,293,391

Small Cap Value Fund
Common Stock	$287,417,932	—	$1,723,015	(1)	$289,140,947
Convertible Preferred Stock	$1,297,775	—	—		$1,297,775
Short-Term Debt Securities	—	$9,099,670	—		$9,099,670
	$288,715,707	$9,099,670	$1,723,015		$299,538,392

Small Cap Growth Fund
Common Stock	$299,648,805	—	—		$299,648,805
Short-Term Debt Securities	—	$10,499,884	—		$10,499,884
	$299,648,805	$10,499,884	—		$310,148,689

Mid Cap Value Fund
Common Stock	$53,253,456	—	—		$53,253,456
Short-Term Debt Securities	—	$2,699,863	—		$2,699,863
	$53,253,456	$2,699,863	—		$55,953,319

Mid-Cap Equity Index Fund
Common Stock	$534,746,963	—	—		$534,746,963
Short-Term Debt Securities	—	$20,398,235	—		$20,398,235
Temporary Cash Investments	—	$112,800	—		$112,800
	$534,746,963	$20,511,035	—		$555,257,998

International Fund
Common Stock	$65,395,497	—	—		$65,395,497
Short-Term Debt Securities	—	$999,852	—		$999,852
	$65,395,497	$999,852	—		$66,395,349

Composite Fund
Common Stock	$100,711,532	—	—		$100,711,532
U.S. Government Debt	—	$8,859,212	—		$8,859,212
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$22,290,699	—		$22,290,699
Corporate Long-Term Debt	—	$31,481,407	—		$31,481,407
Short-Term Debt	—	$4,949,626	—		$4,949,626
Temporary Cash Investments	—	$856,300	—		$856,300
	$100,711,532	$68,437,244	—		$169,148,776

Retirement Income Fund
Common Stock	$19,018,224	—	—		$19,018,224

2010 Retirement Fund
Common Stock	$21,079,840	—	—		$21,079,840

2015 Retirement Fund
Common Stock	$84,433,303	—	—		$84,433,303

2020 Retirement Fund
Common Stock	$102,689,324	—	—	$102,689,324

2025 Retirement Fund
Common Stock	$91,181,061	—	—	$91,181,061

2030 Retirement Fund
Common Stock	$75,033,646	—	—	$75,033,646

2035 Retirement Fund
Common Stock	$59,122,610	—	—	$59,122,610

2040 Retirement Fund
Common Stock	$53,084,122	—	—	$53,084,122

2045 Retirement Fund
Common Stock	$62,562,570	—	—	$62,562,570

Conservative Allocation Fund
Common Stock	$53,784,346	—	—	$53,784,346

Moderate Allocation Fund
Common Stock	$172,808,922	—	—	$172,808,922

Aggressive Allocation Fund
Common Stock	$158,530,413	—	—	$158,530,413

Money Market Fund
U.S. Government Debt	—	$9,708,875	—	$9,708,875
U.S. Government Agency Short-Term Debt	—	$17,948,523	—	$17,948,523
Commercial Paper	—	$78,797,421	—	$78,797,421
	—	$106,454,819	—	$106,454,819

Mid-Term Bond Fund
U.S. Government Debt	—	$182,059,115	—	$182,059,115
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$1,523,333	—	$1,523,333
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$19,340,673	—	$19,340,673
Corporate Debt	—	$121,978,949	—	$121,978,949
Short-Term Debt	—	$1,824,837	—	$1,824,837
Temporary Cash Investments	—	$385,600	—	$385,600
	—	$327,112,507	—	$327,112,507

Bond Fund
U.S. Government Debt	—	$145,287,272	—	$145,287,272
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$180,624,805	—	$180,624,805
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$13,587,500	—	$13,587,500
Long-Term Corporate Debt	—	$251,006,492	—	$251,006,492
Sovereign Debt	—	$4,154,722	—	$4,154,722
Short-Term Debt	—	10,891,136	—	10,891,136
Temporary Cash Investments	—	167,500	—	167,500
	—	$605,719,427	—	$605,719,427

Other Financial Instruments:*
Equity Index Fund	$173,512	—	—	$173,512
All America Fund	$107,370	—	—	$107,370
Mid-Cap Equity Index Fund	$702,084	—	—	$702,084

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(1)  Reflects securities issued by NBH Hldgs. Co. included in the Financials section of the active asset segment of the All America Fund and the Financials section of the Small Cap Value Fund.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)

for the Three Months Ended March 31, 2011

		Change in				Net Change in
	Balance	Unrealized	Transfers	Transfers	Balance	Unrealized Gains/(Losses)
	December 31,	Gains	Into	Out of	March 31,	of Level 3 Assets Held as of
	2010	(Losses) (a)	Level 3	Level 3	2011	March 31, 2011
All America Fund - Active Common Stock	$329,297	$(33,774)	—	—	$295,523	$(33,774)
Small Cap Value Fund - Common Stock	$1,919,931	$(196,916)	—	—	$1,723,015	$(196,916)

(a)    Unrealized gains and losses on Level 3 securities are included in Change in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company. The Adviser uses a market approach to calculate fair value for equity securities, which are categorized as Level 3 above.  The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information.  The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.  The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolio of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2011 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth	Value Fund
Unrealized Appreciation	$260,668,194	$63,898,127	$82,450,782	$104,782,752	$11,000,468
Unrealized Depreciation	(89,534,450)	(26,340,827)	(8,361,309)	(3,344,050)	(2,699,417)
Net	$171,133,744	$37,557,300	$74,089,473	$101,438,702	$8,301,051
Cost of Investments	$799,266,311	$243,736,091	$225,448,919	$208,709,987	$47,652,268

	Mid-Cap			Retirement	2010
	Equity Index	International	Composite	Income	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$137,616,180	$6,963,397	$22,712,503	$988,174	$2,630,943
Unrealized Depreciation	(24,007,475)	(1,616,736)	(3,971,484)	(221,749)	(843,547)
Net	$113,608,705	$5,346,661	$18,741,019	$766,425	$1,787,396
Cost of Investments	$441,649,293	$61,048,688	$150,407,757	$18,251,799	$19,292,444

	2015	2020	2025	2030	2035
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$11,341,366	$13,681,495	$14,471,956	$13,028,450	$10,947,634
Unrealized Depreciation	(2,474,024)	(1,892,221)	(974,552)	(948,938)	(603,009)
Net	$8,867,342	$11,789,274	$13,497,404	$12,079,512	$10,344,625
Cost of Investments	$75,565,961	$90,900,050	$77,683,657	$62,954,134	$48,777,985

	2040	2045	Conservative	Moderate	Aggressive
	Retirement	Retirement	Allocation	Allocation	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$10,115,262	$12,093,603	$3,648,051	$19,049,386	$18,569,657
Unrealized Depreciation	(398,326)	(416,670)	(1,592,440)	(6,806,294)	(4,272,756)
Net	$9,716,936	$11,676,933	$2,055,611	$12,243,092	$14,296,901
Cost of Investments	$43,367,186	$50,885,637	$51,728,735	$160,565,830	$144,233,512

	Money
	Market	Mid-Term	Bond
	Fund	Bond Fund	Fund
Unrealized Appreciation	$2,418	$11,683,169	$23,214,296
Unrealized Depreciation	(21)	(1,312,530)	(3,397,590)
Net	$2,397	$10,370,639	$19,816,706
Cost of Investments	$106,451,422	$316,741,868	$585,902,721

ITEM 2.                  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Attached hereto.

Exhibit 99               Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: May 25, 2011

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date: May 25, 2011